CALIFORNIA
INVESTMENT TRUST
------------------
F U N D  G R O U P

44 Montgomery Street #2100
San Francisco, CA 94104

                                   CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                               F U N D  G R O U P


                                 No Load Funds
                                 -------------


                                 ANNUAL REPORT

                                August 31, 1998


This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust FundGroup which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                                 (800) 225-8778
                                www.caltrust.com

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

     On the following pages are line graphs comparing each of the Funds' performance to a comparable broad based securities market index from the inception of each Fund through the fiscal year ended August 31, 1998. The graphs assume a $10,000 hypothetical initial investment.

     The objective of the graph is to permit you to compare the performance of the funds with the current market and to give you perspective to market conditions and investment strategies and techniques that materially affected the performance of each fund. Below each graph is a table presenting each of the respective funds' average annual total returns for the one-year, five-year, ten year and/or from inception period through August 31, 1998. Past performance is not predictive of future performance.

BOND FUNDS

     During the fiscal year, high levels of consumer confidence, employment and income growth supported consumer spending and led to a robust domestic economy. Not until the second calendar quarter did the economy lose some momentum due to the drags of an inventory adjustment and unfavorable foreign trade deficit. Despite a low level of unemployment and rising wages, consumer price inflation remained subdued. In response to these economic conditions, bond prices rose in late 1997 then traded in a narrow relatively flat range until June when government bond prices began a strong rally. Municipal bond prices began to improve in price again in late July.

     In response to economic conditions, the primary investment strategy of the Funds' investment manager was to maintain current yield through emphasis on a high average portfolio coupon while lengthening portfolio maturities to capture larger price gains due to declining interest rates.

     In late 1997, the California Tax-Free Income Fund emphasized purchases of twenty-year-discounted, five percent coupon paper, with eight to ten-year refunding protection. Purchase emphasis in 1998 shifted to fifteen year non-callable premium paper. At fiscal year's end the portfolio's profile showed an average coupon of 6.14%, average investment quality of Aa1, average maturity of 13.6 years and an average modified duration of 8.7 years.

     In the California Insured Intermediate Fund swaps were made out of bonds maturing in four to five years into those with ten year maturities. As of August 31, 1998, the portfolio's average coupon was 5.52%, average maturity was 7 years, and the duration was 5.7 years.

The following data replaces a graph that represented a comparison between the California Tax-Free Income Fund and the Lehman Brothers Municipal Bond Index:

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
California Tax-Free Income Fund            $29,883.01
Lehman Municipal Bond Index                $28,747.39

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    5 years   10 years
California Tax-Free Income Fund               8.75%     5.90%      8.36%
Lehman Brothers Municipal Bond Index          8.65%     6.37%      8.29%

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

The following data replaces a graph that represented a comparison between the California Insured Intermediate Fund and the Lehman 5 Year Municipal Bond Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
California Insured Intermediate Fund       $14,111.60
Lehman 5 Year Municipal Bond Index         $13,787.33

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    5 years   inception
California InsuredIntermediate Fund            6.64%    5.05%      6.05%
Lehman 5 yr. Brothers Muni Bond Index          6.62%    4.98%      5.63%


The following data replaces a graph that represented a comparison between the U.S. Government Securities Fund, the Lehman Brothers Treasury Index and the Lehman Brothers GNMA Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
U.S. Government Securities Fund            $30,046.40
Lehman Brothers Treasury Index             $30,168.68
Lehman Brothers GNMA Index                 $30,318.61

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    5 years   10 years
US Government Securities Fund                15.88%     6.10%      9.68%
Lehman Bros Composite Treasury Index         12.47%     6.43%      9.12%
Lehman Bros GNMA Treasury Index               8.53%     6.55%      9.03%

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

     Early in the fiscal year, the proportion of GNMA modified pass-throughs in the U.S. Government Securities Fund was further reduced, continuing a process begun in the previous year. Purchase emphasis was on long treasury bonds and ten-year strips. At August 31, 1998, the Fund's average coupon was 6.57%, the average maturity 15.8 years and the duration was 9 years. Mortgage-backed securities represented 19.3% of the portfolio.

The aforementioned actions by the investment manager coupled with the movement of interest rates were the primary factors producing the past year's performance results.

STOCK FUNDS

The primary strategy of the index funds' investment manager during the past fiscal year was to invest in those stocks represented by the respective Standard and Poor's index in a manner that effectively replicated the performance of the underlying index. Portfolio turnover is kept to a minimum to reduce the taxable capital gains to shareholders.

     For the year ended August 31, 1998, shareholders realized a total rate of return of 0.46% in the Equity Income Fund. The S&P/BARRA Value Index, our benchmark, had a total return for the same period of -0.45%. The market as a whole peaked in July of 1998 and lost significant value from this point forward. In fact, the broad market decline of 14.5% for the month of August was the tenth most dramatic decline in the market for the Standard & Poor's 500 Composite Stock Price Index.

     The performance of the fund initially benefited from the strong performance in the Banking and Finance sector. When this sector began its rapid decline in July, the performance of the Fund suffered. For the 45 day period ended August 31, 1998, the Standard & Poor's Banking Index was off 29.8%. This sector represented 27% of the equity holdings of the fund at year-end. The second largest sector holding in the Fund is in Utilities. This sector was soft, but declined a relatively small 4% through the end of the 45 day period, resulting in a decline for the fund in the same period of a negative 19.7%.


The following data replaces a graph that represented a comparison between the CIT S&P 500 Index Fund and the S&P Composite Stock Price Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
CIT S&P 500 Index Fund                     $26,625.02
S&P Composite Stock Price Index            $27,211.19

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    5 years   inception
CIT S&P 500 Index Fund                        8.14%     18.01%     16.63%
S&P Composite 500 Index                       8.11%     18.25%     17.03%

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

The following data replaces a graph that represented a comparison between the CIT S&P Mid Cap Index Fund and the S&P Mid Cap 400 Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
CIT S&P MidCap Index Fund                  $21,698.16
S&P MidCap 400 Index                       $22,346.52

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    5 years   inception
CIT S&P MidCap Index Fund                    -9.37%     11.54%     12.94%
S&P MidCap 400 Index                         -9.39%     11.87%     13.47%


The following data replaces a graph that represented a comparison between the CIT S&P SmallCap Index Fund and the S&P SmallCap 600 Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
CIT S&P SmallCap Index Fund                $10,066.29
S&P SmallCap 600 Index                     $10,538.48

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    inception
CIT S&P SmallCap Index Fund                 -19.38%      0.35%
S&P 600 SmallCap Index                      -18.00%      1.97%

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

The following data replaces a graph that represented a comparison between the CIT Equity Income Fund, S&P/BARRA Value Index and the S&P 500 Composite Index.

[GRAPHIC OMITTED]

                                             8/31/98
                                             -------
CIT Equity Income Fund                     $13,389.71
S&P/BARRA Value Index                      $15,115.75
S&P 500 Composite Index                    $13,695.10

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/98                    1 year    inception
CIT Equity Income Fund                        0.46%      15.76%
S&P/BARRA Value Index                        -0.45%      17.08%
S&P 500 Composite Index                       8.11%      23.02%

     We feel that the stock market reacted severely to simultaneous economic developments in Japan, Russia and South America and to political developments in the United States. Secretary of the Treasury, Robert Rubin noted that, "The number of countries experiencing difficulties at once is something that we have not seen before."

     Particularly hard hit were the major money center banks with foreign trading or loan exposure to these countries. Like the oil stocks, which had been hit earlier in the year by falling oil prices, they are now valued at more attractive levels. The manager closed positions in some holdings in an effort to offset previously realized capital gains. This strategy directly benefited the shareholders in that the tax liability for all realized capital gains was offset as of 8/31/98.

     Following the investment objective discussed in the prospectus, we continue to invest in about 60 large capitalization stocks that on balance give us an attractive yield compared to the broader market. The value orientation of these securities should give shareholders additional diversification and in the long run, less volatility than the market as a whole.

--------------------------------------------------------------------------------

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998


      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------
VARIABLE RATE DEMAND NOTES* (47.46%)
               ANAHEIM PUBLIC IMPROVEMENT CORP.
  $2,800,000   Certificates of Participation, 1993 Refunding Project ........      2.250%     09/02/98     $  2,800,000
               CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
   3,000,000   Cottage Hospital Santa Barbara 1985 SeriesA, B, & C ..........      2.600%     09/03/98        3,000,000
               CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
   3,300,000   So Cal Edison Series 1986A ...................................      3.800%     09/01/98        3,300,000
   2,700,000   Shell Oil Company Series 1991A ...............................      3.100%     09/01/98        2,700,000
               EASTERN MUNICIPAL WATER DISTRICT
   3,000,000   Water & Sewer Rev. Certificates of Participation .............      2.350%     09/03/98        3,000,000
               IRVINE RANCH WATER DISTRICT
   2,700,000   Consolidated Series, 1993 ....................................      3.150%     09/01/98        2,700,000
   2,800,000   Consolidated Series, 1995 ....................................      3.150%     09/01/98        2,800,000
               LOS ANGELES MTA
   2,900,000   Tax Revenue Refunding Bonds, 1993 Series A ...................      2.350%     09/03/98        2,900,000
               LOS ANGELES COUNTY
   2,500,000   Pension Obligation Refunding Bonds ...........................      2.250%     09/02/98        2,500,000
               NEWPORT BEACH, CITY OF
   1,300,000   Hoag Memorial Hospital Presbyterian, Series 1992 .............      3.250%     09/01/98        1,300,000
               ORANGE COUNTY SANITATION DISTRICT
   3,000,000   Refunding Certificates of Participation, 1993 Series .........      3.150%     09/01/98        3,000,000
               RIVERSIDE REDEVELOPMENT AGENCY
   2,800,000   Multi-family Housing Revenue Bonds ...........................      2.200%     09/02/98        2,800,000
               SAN BERNARDINO COUNTY
   3,500,000   COP, 1996 County Center Refinancing Project ..................      2.300%     09/02/98        3,500,000
               SANTA CLARA, CITY OF
   1,000,000   Electric Revenue Series 1985A ................................      2.300%     09/02/98        1,000,000
   1,000,000   Electric Revenue Series 1985C ................................      2.300%     09/02/98        1,000,000
               SOUTH SAN FRANCISCO, CITY OF
     575,000   Certificates of Participation ................................      2.800%     09/03/98          575,000
               SOUTHERN CA PUBLIC POWER AUTHORITY
   3,000,000   Power Project Revenue Bond, Series C .........................      2.250%     09/02/98        3,000,000
                                                                                                           ------------
                 Total Variable Rate Demand Notes
                    (cost $41,875,000) ......................................                                41,875,000
                                                                                                           ------------

TAX AND REVENUE ANTICIPATION NOTES (23.28%)
   2,000,000   CA School Cash Res. Program ..................................      4.500%     07/02/99        2,012,193
   1,000,000   Cambell Union School District ................................      4.000%     08/02/99        1,003,985
   1,000,000   Cambell Union School District ................................      4.500%     09/15/98        1,000,221
   2,000,000   Fremont Unified School District ..............................      3.900%     06/30/99        2,003,186
   2,000,000   Oxnard School District .......................................      4.000%     08/19/99        2,008,935
   2,000,000   Sacramento County, CA, General Obligations ...................      4.500%     09/30/98        2,001,249
   1,300,000   San Carlos School District ...................................      4.000%     06/30/99        1,304,153
   1,165,000   San Diego Tax & Revenue Notes ................................      4.500%     09/30/98        1,165,872
   2,000,000   San Francisco City & County, General Obligations .............      4.500%     06/15/99        2,014,523
   2,000,000   San Jose Unified School District .............................      4.500%     06/15/99        2,001,366
   2,000,000   San Luis Obispo County .......................................      4.250%     07/07/99        2,011,443

                                       6

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS--(Continued)
                                August 31, 1998


      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------

TAX AND REVENUE ANTICIPATION NOTES (CONTINUED)
  $2,000,000   Santa Barbara School Finance Authority .......................      4.500%     06/30/99     $  2,013,243
                                                                                                           ------------
                 Total Tax and Revenue Anticipation Notes
                   (cost $20,540,369) .......................................                                20,540,369
                                                                                                           ------------

COMMERCIAL PAPER (31.28%)
               CALIFORNIA EDUCATIONAL FACILITIES
   3,000,000   Carnegie Institution .........................................      3.500%     09/22/98        3,000,000
               CALIFORNIA, STATE OF
   1,000,000   General Obligation ...........................................      3.200%     11/03/98        1,000,000
               EASTBAY MUNICIPAL UTILITY DISTRICT
   3,500,000   Water System Series ..........................................      3.100%     09/09/98        3,500,000
               LOS ANGELES DEPT. OF WATER & POWER
   1,000,000   Electric Plant Short-Term Revenue Certificates ...............      3.500%     10/06/98        1,000,000
   2,500,000   Electric Plant Short-Term Revenue Certificates ...............      3.300%     11/18/98        2,500,000
               CITY OF LOS ANGELES
   3,500,000   Wastewater System ............................................      3.300%     01/06/99        3,500,000
               METROPOLITAN WATER DISTRICT OF SO. CA
   2,400,000   Metropolitan Water District of Southern CA ...................      3.300%     11/18/98        2,400,000
   1,500,000   Metropolitan Water District of Southern CA ...................      3.400%     09/02/98        1,500,000
               SACRAMENTO MUNICIPAL UTILITIES DISTRICT
   3,100,000   Commerical Paper Notes Series I ..............................      3.350%     09/01/98        3,100,000
   3,100,000   Commercial Paper Notes Series I ..............................      3.100%     12/16/98        3,100,000
               SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
   3,000,000   Sales Tax Revenue, Series A ..................................      3.450%     10/07/98        3,000,000
                                                                                                           ------------
                 Total Commercial Paper
                   (cost $27,600,000) .......................................                                27,600,000
                                                                                                           ------------
                 Total Investments (102.02%)
                   (cost $90,015,369) (a) ...................................                                90,015,369
                 Liabilities in Excess of Other Assets (-2.02%)..............                                (1,779,562)
                                                                                                           ------------
                   Net Assets (100.00%)......................................                              $ 88,235,807
                                                                                                           ============

---------------
(a)  Aggregate cost for federal income tax purposes is $90,015,369.
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998

      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------
LONG-TERM SECURITIES (94.62%)
               ANAHEIM CA PUBLIC FINANCING AUTHORITY
  $2,250,000   Public Improvement Project, Series C .........................      6.000%     09/01/12     $  2,587,500
               ARCADE WATER DISTRICT
   3,425,000   Water Revenue Certificates of Participation, 1997 ............      5.000%     11/01/27        3,390,750
               CALIFORNIA EDUCATIONAL FAC. AUTHORITY
   5,000,000   Lease Revenue Refunding Bonds, 1993 Series A .................      5.500%     06/01/14        5,468,750
   1,000,000   Loyola Marymount University, 1997 ............................      5.000%     10/01/17        1,002,500
   2,025,000   USC Refunding Revenue Bonds, 1997 Series A ...................      5.600%     10/01/04        2,197,125
   1,290,000   Revenue Bonds (Pooled Colleges & Universities) ...............      5.250%     12/01/07        1,381,913
   2,000,000   Revenue Bonds (University of San Francisco) ..................      6.000%     10/01/16        2,220,000
               CA POLLUTION CONTROL AUTHORITY
   3,000,000   San Diego Gas & Electric, Series 1996A .......................      5.900%     06/01/14        3,360,000
   1,950,000   San Diego Gas & Electric, Series A AMBAC TCRs ................      5.900%     06/01/14        2,223,000
               CALIFORNIA, STATE OF
   5,000,000   General Obligations ..........................................      6.250%     09/01/12        5,875,000
               STATE OF CA DEPT. OF WATER RESOURCES
   2,320,000   Water System Revenue Bonds, Central Valley J-1 ...............      7.000%     12/01/11        2,902,900
   2,835,000   Water System Revenue Bonds, Central Valley J-3 ...............      7.000%     12/01/11        3,547,294
               CA STATE PUBLIC WORKS BOARD
   4,000,000   Imperial County, Revenue Bonds, 1991 Series A ................      6.500%     09/01/17        4,780,000
               CA STATEWIDE COMMUNITIES DEV. AUTHORITY
   2,250,000   Certificates of Participation, Cedars Sinai ..................      6.500%     08/01/12        2,610,000
   3,615,000   Children's Hospital of Los Angeles, Series 1993 ..............      6.000%     06/01/09        4,089,469
               CASTAIC LAKE WATER AGENCY
   2,090,000   Certificates of Participation, 1994 Series A .................      7.250%     08/01/09        2,612,500
               CENTRAL COAST WATER AUTHORITY
   1,420,000   California Revenue Refunding Bonds,1996 Series A .............      6.000%     10/01/08        1,613,475
   2,000,000   Refunding Revenue Bonds, 1996A ...............................      5.000%     10/01/22        1,980,000
               CONTRA COSTA WATER DISTRICT
   4,000,000   Water Revenue Bonds, Series E ................................      6.250%     10/01/12        4,705,000
               CULVER CITY REDEVELOPMENT FIN. AUTHORITY
   3,000,000   Tax Allocation Refunding Revenue Bonds, 1993 .................      5.500%     11/01/14        3,292,500
               ELK GROVE UNIFIED SCHOOL DISTRICT
   3,000,000   Special Tax Refunding, Series 1995 ...........................      6.500%     12/01/24        3,678,750
               FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000   Gen. Obligation Convertible Bonds, 1993 Series C .............      6.250%     05/01/12        4,849,500
               FREMONT UNIFIED SCHOOL DISTRICT
   3,000,000   General Obligation Bonds .....................................      5.250%     09/01/16        3,086,250
               FRESNO, CITY OF
   4,000,000   Sewer System Revenue Bonds ...................................      5.250%     09/01/19        4,210,000
               KERN HIGH SCHOOL DISTRICT
   2,555,000   General Obligation Bonds, 1996 Series A ......................      6.600%     08/01/16        3,034,063
               KING CITY HIGH SCHOOL DISTRICT
   2,975,000   General Obligation Refunding Bonds ...........................      5.000%     08/01/20        2,967,563
               LAGUNA SALADA UNIFIED SCHOOL DISTRICT
   1,070,000   General Obligation Bonds .....................................      5.250%     08/01/13        1,144,900
               LA CONVENTION & EXHIBIT CENTER
   1,300,000   Certificates of Participation 1985* ..........................      9.000%     12/01/05        1,699,750
     560,000   Certificates of Participation 1985* ..........................      9.000%     12/01/05          730,100
   4,500,000   Lease Revenue Bonds, 1993 Series A ...........................      6.000%     08/15/10        5,163,750
               LA DEPARTMENT OF AIRPORTS, CITY OF
   2,500,000   Refunding Revenue Bonds ......................................      6.500%     05/15/04        2,821,875
               LA STATE BUILDING AUTHORITY
   3,500,000   Lease Revenue Refunding Bonds ................................      5.625%     05/01/11        3,823,750

                                       8

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------

LONG-TERM SECURITIES (CONTINUED)
               LA UNIFIED SCHOOL DISTRICT
  $1,625,000   General Obligation Bonds, 1997 Series A ......................      4.900%     07/01/09     $  1,700,156
   1,000,000   General Obligation Bonds, 1997 Series A ......................      6.000%     07/01/14        1,151,250
               LA, DEPARTMENT OF WATER AND POWER
   3,000,000   Wastewater System Revenue Bonds 1994 .........................      8.500%     06/01/04        3,686,250
               LA COUNTY TRANSPORTATION COMMISSION
   4,540,000   Sales Tax Revenue Refunding Bonds, 1991 Series B .............      6.500%     07/01/10        5,340,175
               M-S-R PUBLIC POWER AGENCY
   3,500,000   San Juan Project Refunding Rev Bonds, Ser. F .................      6.125%     07/01/13        4,073,125
               METROPOLITAN WATER DISTRICT OF SO. CA
   4,000,000   Water Revenue Bonds 1995 Series A ............................      5.750%     07/01/15        4,310,000
               MODESTO IRRIGATION DIST. FINANCING AUTHORITY
   2,000,000   Domestic Water Project .......................................      5.000%     09/01/16        2,015,000
               NORTHERN CA, TRANSMISSION AGENCY OF
   1,000,000   CA-Oregon Transmission Project, Series 1990A .................      7.000%     05/01/13        1,248,750
               TRANSMISSION AGENCY OF NORTHERN CA
   2,500,000   CA-Oregon Transmission Project ...............................      5.300%     05/01/09        2,700,000
               REDEVELOPMENT AGENCY OF OAKLAND
   4,000,000   Central District Redevelopment Project Ser. 1992 .............      5.500%     02/01/14        4,375,000
               ORANGE COUNTY LOCAL TRANS. AUTHORITY
   1,500,000   Measure M Sales Tax Revenue Bonds ............................      9.500%     02/15/03        1,835,625
               PASADENA UNIFIED SCHOOL DISTRICT
   2,265,000   General Obligation Bonds, 1997 Series A ......................      5.000%     05/01/18        2,259,338
               POMONA UNIFIED SCHOOL DISTRICT
   1,175,000   General Obligation Refunding Bonds ...........................      5.700%     08/01/08        1,311,594
               PORT HUENEME, CITY OF
   2,200,000   Refunding Certificates of Participation, 1992 ................      6.000%     04/01/12        2,521,750
               RANCHO CA WATER DISTRICT FINANCE AUTH.
   3,000,000   Revenue Refunding Bonds ......................................      5.875%     11/01/10        3,300,000
               RIVERSIDE, CITY OF
   1,500,000   Water Revenue Bond Issue 1991 ................................      9.000%     10/01/01        1,723,125
               RIVERSIDE COUNTY TRANS. AGENCY
   2,000,000   General Obligation Refunding Bonds ...........................      5.750%     06/01/09        2,237,500
               SACRAMENTO MUNICIPAL UTILITY DISTRICT
   4,000,000   Refunding Revenue Bonds Series A .............................      6.250%     08/15/10        4,660,000
               SACRAMENTO REDEVELOPMENT AGENCY
   1,135,000   Downtown Sacramento Redevelopment Project ....................      4.750%     11/01/08        1,180,400
               SADDLEBACK VALLEY SCHOOL DISTRICT
   1,575,000   Special Tax Revenue Bonds, 1996 Series A .....................      6.000%     09/01/16        1,809,281
               SAN BERNARDINO, COUNTY OF
   3,000,000   Certificates of Participation, Series B ......................      6.875%     08/01/24        3,877,500
               SAN BERNARDINO COUNTY TRANS AUTHORITY
   2,000,000   Sales Tax Revenue Bonds ......................................      5.000%     03/01/09        2,107,500
               SAN DIEGO REGIONAL TRANSPORTATION COMM.
   2,000,000   Sales Tax Revenue Bonds, Second Senior Series A ..............      5.500%     04/01/08        2,195,000
               SAN DIEGO COUNTY WATER AUTHORITY
   2,400,000   Water Revenue Refunding Certs. of Participation ..............      5.000%     05/01/17        2,397,000
               SAN FRANCISCO AIRPORT COMMISSION
   2,000,000   Int'l Airport Second Series Revenue Bonds ....................      4.700%     05/01/15        1,962,500
               SAN FRANCISCO PUB. UTILITY COMMISSION
   2,000,000   Water Revenue Bonds ..........................................      5.000%     11/01/15        2,020,000
               SAN FRANCISCO BART DISTRICT
   2,950,000   Sales Tax Rev. Refunding Series 1990 .........................      6.750%     07/01/11        3,599,000

                                       9

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------

LONG-TERM SECURITIES (CONTINUED)
                      SAN JOSE REDEVELOPMENT AGENCY
  $4,000,000   Merged Area Redevelopment Project ............................      6.000%     08/01/10     $  4,585,000
               SAN MARINO UNIFIED SCHOOL DISTRICT
   1,440,000   General Obligation Bonds .....................................      5.250%     07/01/16        1,524,600
               SAN MATEO COUNTY REG. TRANS. DISTRICT
   5,000,000   Sales Tax Revenue Bonds, 1993 A ..............................      5.250%     06/01/19        5,262,500
               REDEVELOPMENT AGENCY OF SANTA CLARA
   4,000,000   Bayshore North Project Tax Allocation 1992 ...................      7.000%     07/01/10        4,865,000
               SANTA CLARA COUNTY FINANCING AUTHORITY
   2,000,000   Lease Revenue Refunding Bonds, Series A ......................      6.000%     11/15/12        2,302,500
   1,750,000   Lease Revenue Refunding Bonds, Series A ......................      5.750%     11/15/13        1,970,938
               SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
   3,000,000   General Obligation Refunding Bonds, Series 1998 ..............      5.250%     08/01/15        3,180,000
     990,000   General Obligation Refunding Bonds, Series 1998 ..............      5.250%     08/01/17        1,045,688
               SOUTH COAST AIR QUALITY MGMT. DISTRICT
   2,400,000   Installment Sale Revenue Bonds, Series 1992 ..................      6.000%     08/01/11        2,757,000
               SOUTHERN CA  PUBLIC POWER AUTHORITY
   5,000,000   Multiple Project Revenue Bonds, 1989 .........................      6.750%     07/01/13        6,043,750
               TURLOCK IRRIGATION DISTRICT
   2,000,000   Revenue Refunding Bonds, 1996 Series A .......................      6.250%     01/01/12        2,327,500
               UNIVERSITY OF CALIFORNIA, REGENTS OF
   3,000,000   UCLA Central Chiller/Cogeneration Facility ...................     10.000%     11/01/03        3,836,250
   2,815,000   Revenue Bonds, Housing System ................................      5.500%     11/01/09        3,019,084
                                                                                                           ------------
                 Total Long-term Securities
                   (cost $192,762,995) ......................................                               213,366,556
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES** (4.65%)
               CA HEALTH FACILITIES FINANCING AUTHORITY
   2,300,000   Revenue Bonds, Series 1996B ..................................      3.150%     09/02/98        2,300,000
               IRVINE RANCH WATER DISTRICT
   2,100,000   Consolidated Series, 1985A ...................................      3.150%     09/02/98        2,100,000
     900,000   COP, Capital Improvement Project Series 1986 .................      3.000%     09/02/98          900,000
               NEWPORT BEACH, CITY OF
   2,400,000   Hoag Memorial Hospital, 1992 .................................      3.250%     09/02/98        2,400,000
               ORANGE COUNTY SANITATION DISTRICT
   2,100,000   COP, Capital Improvement Program, Series A ...................      3.150%     09/02/98        2,100,000
               ORANGE COUNTY WATER DISTRICT
     700,000   COP, Series 1990 Project B ...................................      3.200%     09/02/98          700,000
                                                                                                           ------------
                 Total Variable Rate Demand Notes
                   (costs $10,500,000).......................................                                10,500,000
                                                                                                           ------------
                 Total Investments (99.27%)
                   (cost $203,262,995) (a)...................................                               223,866,556
                 Other Net Assets (0.73%)....................................                                 1,640,509
                                                                                                           ------------
                   Net Assets (100.00%) .....................................                              $225,507,065
                                                                                                           ============

---------------
*    Denotes bond issue  refunded prior to maturity on date shown and secured by
     100% US Government Direct Obligations.
**   Stated maturity reflects next reset date.
(a)  Aggregate cost for federal income tax purposes is  $203,262,995.  At August
     31,1998,  unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:


               Unrealized appreciation...........................................................          $ 20,603,561
               Unrealized depreciation...........................................................                    --
                                                                                                           ------------
               Net Unrealized appreciation.......................................................          $ 20,603,561
                                                                                                           ============

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998

      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------
LONG-TERM SECURITIES (97.70%)
               ANAHEIM , CITY OF
  $  500,000   Electric Revenue Bonds .......................................      5.000%     10/01/03     $    525,625
               CABRILLO UNIFIED SCHOOL DISTRICT
     400,000   General Obligation Bonds, 1996 Series A ......................      4.700%     08/01/03          415,000
               CALIFORNIA EDUCATIONAL FACILITES AUTH.
     500,000   University of San Diego, Series 1998 .........................      4.250%     10/01/08          500,000
     400,000   University of Santa Clara ....................................      4.700%     09/01/04          415,500
               CALIFORNIA, STATE OF
     300,000   General Obligation Bonds .....................................      5.750%     10/01/05          333,000
               STATE PUBLIC WORKS BOARD
     600,000   Energy Efficiency Revenue Bonds 1995 Series A ................      5.250%     10/01/03          638,250
     640,000   Refunding Bonds, Dept. of Corrections ........................      5.250%     12/01/06          690,400
     400,000   College and University Housing Revenue .......................      4.900%     11/01/03          419,000
               CASTAIC LAKE AGENCY FINANCING CORP.
     300,000   Water System Improvement Projects, Series 1994 A .............      7.250%     08/01/09          375,000
               CONTRA COSTA TRANSPORTATION AUTHORITY
     500,000   Sales Tax Revenue Bonds 1995 Series A ........................      6.000%     03/01/03          543,750
               DELTA DIABLO SANITATION DISTRICT
     400,000   Wastewater Facilities Expansion Project ......................      6.250%     12/01/04          435,500
               DESERT SANDS UNIFIED SCHOOL DISTRICT
     500,000   Certificates of Participation, Series 1995 ...................      5.300%     03/01/07          538,125
               EAST BAY CA MUNICIPAL UTILITY DISTRICT
     500,000   Water Revenue Refunding Bonds ................................      6.000%     06/01/03          545,625
               EASTERN MUNICIPAL WATER DISTRICT
     500,000   Water & Sewer Revenue Refunding Certificates .................      5.000%     07/01/05          529,375
               ELSINOR VALLEY CA WATER DISTRICT
     500,000   Certificates of Participation, Series A ......................      5.900%     07/01/05          555,625
               FRESNO COUNTY TRANSPORTATION AUTHORITY
     250,000   Sales Tax Revenue Bonds, Second Senior Bonds .................      4.100%     04/01/07          249,063
               IMPERIAL IRRIGATION DISTRICT
     600,000   Electric System Project, Certificates of Participation .......      5.200%     11/01/09          642,000
               LOS ANGELES, CITY OF
     500,000   General Obligation Bonds, 1994 Series A ......................      5.600%     09/01/05          549,375
               LOS ANGELES DEPARTMENT OF AIRPORTS
     400,000   Revenue Refunding Bonds ......................................      6.500%     05/15/03          445,000
               LOS ANGELES UNIFIED SCHOOL DISTRICT
     400,000   General Obligation Bonds, 1997 Series A ......................      6.000%     07/01/07          454,000
     275,000   General Obligation Bonds, 1997 Series A ......................      6.000%     07/01/08          313,156
               LOS ANGELES, CITY OF
     710,000   Wastewater System, Series 1998 A .............................      5.000%     06/01/11          738,400
               NEWPORT MESA UNIFIED SCHOOL DISTRICT
     450,000   Special Tax Bonds ............................................      4.400%     09/01/08          455,063
               NORTHERN CA, TRANS. AGENCY OF
     500,000   California/Oregon Transmission Proj., Rev. Bonds .............      6.100%     05/01/03          546,250
               OAK PARK UNIFIED SCHOOL DISTRICT
     600,000   General Obligation, Refunding Bonds ..........................      5.150%     05/01/07          642,750
               OLIVENHAIN MUNICIPAL WATER DISTRICT
     500,000   Water Revenue Certificates of Participation ..................      4.750%     06/01/06          521,250
               ORANGE COUNTY LOCAL TRANS. AUTHORITY
     500,000   Limited Tax Bonds, 1994 ......................................      9.500%     02/15/03          611,875
               RIVERSIDE COUNTY TRANSPORTATION COMM.
     260,000   Sales Tax Revenue Bonds, 1993 Series A .......................      5.500%     06/01/04          280,475
               ROCKLIN UNIFIED SCHOOL DISTRICT
     535,000   General Obligation Bonds .....................................      5.000%     09/01/04          564,425
               SACRAMENTO MUNICIPAL WATER DISTRICT
     500,000   Electric Revenue Refunding Bonds .............................      5.100%     11/15/03          528,750

                                       11

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

      Par                                                                                                      Value
     Value                                                                         Rate      Maturity         (Note 1)
     -----                                                                         ----      --------         --------

LONG-TERM SECURITIES (Continued)
               SACRAMENTO REDEVELOPMENT AGENCY
  $  500,000   Downtown Sacramento Project, Series 1998C ....................      4.750%     11/01/08     $    520,000
               COUNTY OF SACRAMENTO PFA
     400,000   Main Detention Facility Certificates of Participation ........      5.300%     06/01/04          426,000
               SAN DIEGO PUBLIC FACILITIES FINANCING AUTH.
     500,000   Sewer Revenue Refunding Bonds, Series A ......................      5.100%     05/15/10          526,250
               SAN DIEGO COUNTY RTC
     400,000   Sales Tax Revenue Bonds, Seconds 1993 Series A ...............      5.000%     04/01/03          419,000
               SAN DIEGO COUNTY WATER AUTHORITY
     600,000   Water Revenue Refunding COP Series 1993 A ....................      5.500%     05/01/05          650,250
               SAN FRANCISCO, CITY & COUNTY
     500,000   City Hall Improvement Project, Series A ......................      5.100%     06/15/06          532,500
     450,000   School District Facilities Improvement, Series B .............      6.500%     06/15/05          515,813
               SAN FRANCISCO AIRPORT COMMISSION
     450,000   SF International Aiport Revenue, Second Series B .............      5.500%     05/01/09          493,313
               SAN JOSE REDEVELOPMENT AGENCY
     500,000   Tax Allocation Bonds .........................................      6.000%     08/01/06          563,125
               SAN MATEO JOINT POWERS AUTHORITY
     400,000   Refunding Revenue Bonds, 1993 Series A .......................      5.100%     08/01/03          418,000
               SANTA ROSA, CITY OF
     400,000   Wastewater Revenue Refunding Bonds, Series A .................      5.125%     09/01/05          421,000
               SARATOGA UNION SCHOOL DISTRICT
     600,000   General Obligation Bonds, Series A ...........................      4.900%     09/01/09          628,500
               SOUTH COUNTY REGIONAL WASTEWATER
     390,000   Revenue Bonds, Gilroy Series 1992A ...........................      5.900%     08/01/06          421,688
               SOUTHERN CA PUBLIC POWER AUTHORITY
     500,000   Transmission Project Revenue Bonds, Series A .................      6.000%     07/01/04          552,500
               VISALIA, CITY OF
     500,000   Wastewater System Revenue Bonds ..............................      5.900%     12/01/05          558,750
               WISEBURN SCHOOL DISTRICT
     325,000   General Obligation Bonds, 1997 Series A ......................      6.875%     08/01/05          380,653
                                                                                                           ------------
                 Total Long-term Securities
                   (cost $22,030,343) .......................................                                23,028,949

VARIABLE RATE DEMAND NOTES** (0.85%)
               ORANGE COUNTY SANITATION DISTRICTS
     200,000   COP, Capital Improvement Series C ............................      3.150%     09/03/98          200,000
                                                                                                           ------------
                 Total Variable Rate Demand Notes
                   (cost $200,000) ..........................................                                   200,000
                                                                                                           ------------
                 Total Investments (98.55%)
                   (cost $22,230,343) (a) ...................................                                23,228,949
                 Other Net Assets (1.45%) ...................................                                   342,934
                                                                                                           ------------
                   Net Assets (100.00%) .....................................                              $ 23,571,883
                                                                                                           ============

**   Stated maturity reflects next reset date.
(a)  Aggregate  cost for federal income tax purposes is  $22,230,343.  At August
     31, 1998 unrealized  appreciation  (depreciation) of securities for federal income tax purposes is as follows:


               Unrealized appreciation...........................................................          $    998,606
               Unrealized depreciation ..........................................................                    --
                                                                                                           ------------
                 Net unrealized appreciation.....................................................          $    998,606
                                                                                                           ============

                 See accompanying notes to financial statements

                        U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998

            Par                                                                                 Value
           Value                       Rate                             Maturity               (Note 1)
           -----                       ----                             --------               --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (21.42%)
       $ 1,961,254                    6.000%                             05/15/26             $ 1,946,324
         1,815,581                    6.500%                             03/15/26               1,832,186
           872,481                    6.500%                             01/15/26                 880,461
           977,746                    6.500%                             03/15/26                 986,689
           873,020                    6.500%                             04/15/26                 881,004
           763,054                    6.500%                             04/15/26                 770,033
           334,608                    9.000%                             10/15/18                 360,621
            39,327                   10.000%                             09/15/18                  43,383
            20,335                   11.250%                             07/15/13                  22,717
                                                                                              -----------
                  Total Government National Mortgage Association (cost $7,257,562)              7,723,418
                                                                                              -----------
UNITED STATES TREASURY BONDS (42.43%)
         2,000,000                    8.875%                             02/15/19               2,837,502
         2,150,000                    7.875%                             02/15/21               2,815,158
         2,000,000                    8.125%                             05/15/21               2,686,252
         1,900,000                    8.000%                             11/15/21               2,529,377
         1,500,000                    7.250%                             08/15/22               1,855,782
         2,000,000                    7.625%                             11/15/22               2,576,876
                                                                                              -----------
                  Total United States Treasury Bonds (cost $13,768,531)                        15,300,947
                                                                                              -----------
UNITED STATES TREASURY NOTES (15.29%)
         1,850,000                    6.250%                             02/15/07               1,991,062
         1,150,000                    6.125%                             08/15/07               1,231,220
           500,000                    5.750%                             04/30/03                 515,313
           700,000                    5.750%                             08/15/03                 721,876
           500,000                    7.500%                             02/15/05                 565,782
           450,000                    6.500%                             10/15/06                 490,641
                                                                                              -----------
                  Total United States Treasury Notes (cost $5,266,678)                          5,515,894
                                                                                              -----------
UNITED STATES TREASURY BILLS (0.55%)
           200,000                    4.760%                             10/22/98                 198,626
                                                                                              -----------
                  Total United States Treasury Bills (cost $198,626)                              198,626
                                                                                              -----------
UNITED STATES TREASURY STRIPS (9.60%)
         4,000,000                    0.00%                              05/15/08               2,419,168
         1,700,000                    0.00%                              02/15/08               1,043,469
                                                                                              -----------
                  Total United States Treasury Strips (cost $3,174,177)                         3,462,637
                                                                                              -----------


                  Total Investments (cost $29,665,574) (a) (89.29%) ................           32,201,522
                  Other Net Assets (10.71%).........................................            3,861,824
                                                                                              -----------
                    Net Assets (100.00%)............................................          $36,063,346
                                                                                              ===========

---------------
(a)  Aggregate  cost for federal income tax purposes is  $29,665,574.  At August
     31, 1998, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation ........................................          $ 2,535,948
                    Unrealized depreciation ........................................                   --
                                                                                              -----------
                      Net unrealized appreciation ..................................          $ 2,535,948
                                                                                              ===========

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST

                            PORTFOLIO OF INVESTMENTS

                                August 31, 1998

           Par                                                                                  Value
          Value                       Rate                                 Maturity            (Note 1)
          -----                       ----                                 --------            --------
UNITED STATES TREASURY BILLS (104.27%)
      $  4,300,000                    4.990%                                09/17/98         $  4,290,465
         5,000,000                    4.980% - 5.090%                       10/15/98            4,968,963
         2,800,000                    4.800% - 4.970%                       11/12/98            2,772,500
         5,300,000                    5.020%                                12/10/98            5,226,094
         5,700,000                    5.020% - 5.080%                       09/10/98            5,692,794
         2,900,000                    4.770% - 4.900%                       10/01/98            2,888,158
         5,100,000                    5.010% - 5.085%                       10/08/98            5,073,354
         3,400,000                    4.860%                                10/22/98            3,376,591
         2,300,000                    4.850% - 4.920%                       10/29/98            2,281,848
         4,000,000                    4.985%                                02/18/99            3,905,839
         2,300,000                    4.990% - 5.030%                       02/04/99            2,249,902
         3,600,000                    4.890%                                03/04/99            3,510,024
                                                                                             ------------

                  Total Investments (cost $46,236,532) (a)(104.27%) ................           46,236,532
                  Liabilities in Excess of Other Assets (-4.27%)....................           (1,895,521)
                                                                                             ------------
                    Net Assets (100.00%) ...........................................         $ 44,341,011
                                                                                             ============

---------------
(a)  Cost for federal income tax purposes is $ 46,236,532.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

COMMON STOCK (87.14%)
Capital Goods (5.30%)
Production (0.74%)
       250     Briggs & Stratton ............................      $      9,203
     3,820     Caterpillar Inc. .............................           161,156
       350     Cincinnati Milacron Inc. .....................             6,781
     1,230     Cooper Industries ............................            52,352
     2,570     Deere & Co. ..................................            84,649
     2,200     Dover Co. ....................................            59,950
       300     FMC Corp.* ...................................            15,525
       350     Foster Wheeler Corp. .........................             4,309
     2,490     Illinois Tool Works ..........................           120,609
     1,425     Ingersol Rand Co. ............................            56,644
     1,000     Pall Corp. ...................................            20,500
       960     Parker Hannifin ..............................            27,840
       780     Raychem ......................................            22,620
       540     Timken Co. ...................................             9,821
                                                                   ------------
                                                                        651,959
                                                                   ------------
Machinery (Agriculture & Construction)(0.02%)
       630     Case Equipment ...............................            17,010
                                                                   ------------
Machinery (Industrial) (0.03%)
       410     Harnischfeger ................................             6,586
     1,467     Thermo Electron Corp.* .......................            23,839
                                                                   ------------
                                                                         30,425
                                                                   ------------
Pollution Control (0.60%)
     2,150     Browning Ferris Industries ...................            69,875
    10,395     Waste Management Inc. ........................           458,679
                                                                   ------------
                                                                        528,554
                                                                   ------------
Electrical Equipment (3.49%)
     2,218     AMP Inc. .....................................            79,155
     4,430     Emerson Electric Co. .........................           252,510
    33,475     General Electric .............................         2,678,000
     1,120     Grainger, WW, Inc. ...........................            43,890
                                                                   ------------
                                                                      3,053,555
                                                                   ------------
Transportation Equipment (0.02%)
       340     Cummins Engine ...............................            13,834
                                                                   ------------
Conglomerate (0.40%)
     1,750     Tenneco, Inc. ................................            55,453
     5,328     Tyco International, Ltd. .....................           295,704
                                                                   ------------
                                                                        351,157
                                                                   ------------

               Total Capital Goods ..........................         4,646,494
                                                                   ------------

Consumer Cyclical (7.12%)
Housing (0.13%)

     2,193     Costco Companies, Inc.* ......................           103,208
       340     Kaufman & Broad Corp. ........................             7,268
                                                                   ------------
                                                                        110,476
                                                                   ------------
Building Material (0.03%)
       720     Johnson Controls .............................            30,825
                                                                   ------------
Auto & Truck (1.62%)
       250     Aeroquip-Vickers, Inc. .......................            10,078
     6,840     Chrysler Corp. ...............................           305,235
     1,344     Dana .........................................            52,668
       790     Eaton Corp. ..................................            46,264
     9,640     Ford Motor Co. ...............................           424,160
     7,350     General Motors Corp. .........................           424,463
     1,575     Genuine Parts Co. ............................            49,317
     1,020     ITT Industries ...............................            30,728
       670     Paccar, Inc. .................................            27,470
     1,120     TRW, Inc. ....................................            48,020
                                                                   ------------
                                                                      1,418,403
                                                                   ------------
Auto Part (0.04%)
     1,200     Autozone, Inc.* ..............................            31,125
                                                                   ------------
Tire & Rubber (0.12%)
       730     Cooper Tire and Rubber Co. ...................            11,680
       710     Goodrich, B.F. Co. ...........................            19,214
     1,520     Goodyear Tire & Rubber .......................            74,480
                                                                   ------------
                                                                        105,374
                                                                   ------------
Appliance (0.17%)
       360     Armstrong World Ind ..........................            17,280
     1,180     Black and Decker .............................            49,118
       880     Maytag Corp. .................................            37,950
       530     Snap-On, Inc. ................................            13,913
       650     Whirlpool Corp. ..............................            32,256
                                                                   ------------
                                                                        150,517
                                                                   ------------
Household Products (0.09%)
     1,804     Federated Dept. Stores* ......................            78,587
                                                                   ------------
Textile & Apparel (0.39%)
     4,208     CVS Corp. ....................................           153,066
       640     Liz Claiborne, Inc. ..........................            18,240
     2,930     Nike Class B .................................           101,634
       500     Reebok International Ltd.* ...................             8,094
       330     Russell Co. ..................................            10,436
       180     Spring Industries ............................             5,951
     1,100     VF Corp. .....................................            41,663
                                                                   ------------
                                                                        339,084
                                                                   ------------
Shoes (0.01%)
     1,160     Venator Group, Inc.* .........................            10,513
                                                                   ------------
Retail-General (4.50%)
       650     American Greetings Corp. .....................            23,806
     2,940     American Stores Co. ..........................            85,260
       850     Circuit City Stores ..........................            26,244
     1,128     Consolidated Stores Corp.* ...................            35,532
     4,440     Dayton Hudson Corp. ..........................           159,840
       990     Dillard Dept. Stores Class A .................            28,586
     1,504     Dollar General Corp. .........................            40,420
     4,215     Gap, Inc. ....................................           215,228
       520     Giant Foods ..................................            22,100
       330     Great Atlantic & Pacific .....................             7,858
    14,688     Home Depot ...................................           565,488
       340     Jostens ......................................             6,758
     1,500     Kohl's Corp.* ................................            68,156
     2,540     Kroger* ......................................           114,300
     3,000     Lowes Cos ....................................           105,188
     2,170     May Dept. Stores .............................           122,063
     1,604     Meyer, Fred, Inc.* ...........................            63,057
     1,420     Nordstrom Inc. ...............................            42,511
     2,520     JC Penney Co. ................................           124,898

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Retail-General (continued)
       540     Pep Boys-Manny, Mo, Jack .....................      $      7,931
     2,120     Rite Aid Corp. ...............................            76,718
     3,970     Sears Robuck & Co. ...........................           180,387
     1,180     Supervalu Inc. ...............................            23,969
     1,040     Tandy Corp. ..................................            56,745
     2,355     The Limited, Inc. ............................            49,161
     2,520     TJX Cos, Inc. ................................            56,228
     2,830     Toys R Us, Inc.* .............................            52,532
    22,790     Wal-Mart Stores, Inc. ........................         1,338,913
     4,980     Walgreen Co. .................................           191,730
     1,320     Winn-Dixie Stores, Inc. ......................            49,170
                                                                   ------------
                                                                      3,940,777
                                                                   ------------
Lodging (0.02%)
     1,460     Mirage Resorts, Inc.* ........................            21,718
                                                                   ------------

               Total Consumer Cyclical ......................         6,237,399
                                                                   ------------

Consumer Non-Durable (25.09%)
Health Care (0.74%)
       490     Bausch & Lomb, Inc. ..........................            20,733
     1,000     Biomet, Inc. .................................            26,875
     2,250     Corning Corp. ................................            55,406
       550     Manor Care ...................................            13,200
     8,130     Warner-Lambert Co. ...........................           530,483
                                                                   ------------
                                                                        646,697
                                                                   ------------
Consumer Product (0.20%)
     1,625     IMS Health ...................................            89,375
     1,680     Newell Co. ...................................            80,220
       540     Tupperware Corp. .............................            10,193
                                                                   ------------
                                                                        179,788
                                                                   ------------
Food, Beverage & Tobacco (5.80%)
     5,958     Archer-Daniels-Midland Co. ...................            89,366
     2,880     Bestfoods ....................................           144,540
     4,620     Campbell Soup ................................           232,733
    24,585     Coca-Cola Co. ................................         1,601,098
     4,760     Conagra, Inc. ................................           117,810
     1,370     Darden Restaurants ...........................            21,235
     1,810     Fortune Brands, Inc. .........................            49,888
     1,640     General Mills ................................           107,318
     3,680     H J Heinz Co. ................................           196,190
     1,340     Hershey Foods ................................            93,800
     4,160     Kellogg Co. ..................................           126,880
     1,160     Loews Corp. ..................................            97,875
    15,450     Pepsico, Inc. ................................           427,772
    24,470     Philip Morris Co., Inc. ......................         1,017,034
     3,360     Pioneer Hi-Bred Int'l ........................           113,400
     1,440     Quaker Oats ..................................            76,500
     3,270     Ralston-Ralston Purina Grp ...................            86,042
     4,890     Sara Lee Corp. ...............................           221,273
     3,160     Sysco Corp. ..................................            63,793
     1,545     Tricon Global Restaurants* ...................            57,262
     1,630     UST, Inc. ....................................            42,584
       462     Vlasic Foods International* ..................             6,699
     1,190     Wrigley, Wm Jr. Co. ..........................            92,225
                                                                   ------------
                                                                      5,083,317
                                                                   ------------
Retail-Food & Drugs (0.23%)
     2,570     Albertson's, Inc. ............................           129,946
     5,010     K Mart * .....................................            63,878
       340     Longs Drug Stores ............................            11,603
                                                                   ------------
                                                                        205,427
                                                                   ------------
Communications & Media (1.88%)
       780     Andrew Corp.* ................................      $     11,554
     6,980     CBS, Inc. ....................................           181,480
     2,400     Clear Channel Comm.* .........................           108,000
     2,686     Comcast Corp CL A Spec .......................           100,389
       400     Comcast Corp CL A ............................            15,000
       840     Dow Jones & Co. ..............................            41,843
     2,840     Gannett Co., Inc. ............................           167,560
       630     Harcourt General, Inc. .......................            30,594
     1,265     Interpublic Group Cos. Inc. ..................            72,105
       830     Knight Ridder, Inc. ..........................            39,529
     1,700     New York Times Class A .......................            49,300
     1,600     Omnicom Group ................................            76,200
     5,120     TeleCommunications Inc. A* ...................           168,960
     5,582     Time Warner, Inc. ............................           448,653
       900     Times Mirror Co. A-New .......................            51,469
     1,300     Tribune Co. ..................................            83,769
                                                                   ------------
                                                                      1,646,405
                                                                   ------------
Entertainment & Leisure (0.86%)
       850     Brunswick Corp. ..............................            12,697
     1,125     Hasbro, Inc. .................................            35,227
       660     King World Productions, Inc.* ................            13,860
     2,982     Mattel CS ....................................            96,542
     7,010     McDonalds Corp. ..............................           392,998
        64     Viacom Inc. Cl A* ............................             3,152
     3,554     Viacom Inc. Cl B* ............................           176,367
     1,120     Wendys Int'l .................................            22,470
                                                                   ------------
                                                                        753,313
                                                                   ------------
Apparel (0.02%)
       660     Fruit of the Loom* ...........................            14,809
                                                                   ------------
Drugs (9.29%)
    15,440     Abbott Labs ..................................           594,440
       570     Allergan .....................................            26,933
       730     Alza Corp. Class A* ..........................            26,280
    12,920     Amer Home Products Corp. .....................           647,615
       490     Bard C.R., Inc. ..............................            16,048
     2,790     Baxter International, Inc. ...................           148,568
     2,520     Becton Dickinson Co. .........................            83,948
    10,060     Bristol-Meyer/Squibb .........................           984,623
     1,440     Guidant Corp. ................................            88,920
     1,410     Humana, Inc.* ................................            18,330
    13,450     Johnson & Johnson ............................           928,050
    11,140     Lilly, Eli & Co. .............................           729,670
     4,820     Medtronic, Inc. ..............................           247,628
    12,350     Merck & Co. ..................................         1,431,828
    13,040     Pfizer, Inc. .................................         1,212,720
     5,150     Pharmacia & Upjohn, Inc. .....................           214,047
     7,380     Schering Plough Corp. ........................           634,680
     1,170     St. Jude Medical * ...........................            25,813
     3,017     Tenet Healthcare Corp.* ......................            77,876
                                                                   ------------
                                                                      8,138,017
                                                                   ------------
Hospital Supply & Service (0.04%)
       840     US Surgical Corp. ............................            33,548
                                                                   ------------
Cosmetic & Soap (2.23%)
       480     Alberto-Culver Co. Cl B ......................             9,600
     1,330     Avon Products, Inc. ..........................            83,624
     1,080     Clorox .......................................           104,153
     2,960     Colgate Palmolive Co. ........................           213,490

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Cosmetic & Soap (continued)
    11,260     Gillette Co. .................................      $    463,068
       960     Int'l Flavors & Fragrance ....................            37,200
    13,600     Proctor & Gamble .............................         1,040,400
                                                                   ------------
                                                                      1,951,535
                                                                   ------------
Liquor (0.46%)
     5,060     Anheuser-Busch Cos., Inc. ....................           233,393
       600     Brown Foreman Cl. B ..........................            36,000
       440     Coors (Adolph) ...............................            18,150
     3,680     Seagrams Ltd. ................................           113,620
                                                                   ------------
                                                                        401,163
                                                                   ------------
Travel & Recreation (0.91%)
     8,120     Cendant Corp.* ...............................            93,888
       300     Fleetwood Enterprises ........................            10,031
       890     Harrahs Entertainment, Inc.* .................            12,849
     2,490     Hilton Hotels Corp. ..........................            51,668
     2,580     Marriot International Class A ................            72,401
    20,292     Walt Disney Co. ..............................           556,762
                                                                   ------------
                                                                        797,599
                                                                   ------------
Printing & Publishing (0.16%)
     1,330     Donnelley, RR & Sons .........................            48,213
     1,030     McGraw Hill Cos., Inc. .......................            78,538
       400     Meredith Corporation .........................            13,425
                                                                   ------------
                                                                        140,176
                                                                   ------------
Business Service (1.58%)
       400     Autodesk, Inc. ...............................             9,350
     2,950     Automatic Data Proc., Inc. ...................           188,063
       590     Ceridian Corporation.* .......................            28,615
     9,990     Cisco Systems, Inc.* .........................           817,931
     5,490     Computer Associates ..........................           148,230
     1,300     Computer Sciences* ...........................            73,531
       860     Deluxe Corp. .................................            24,940
     1,480     Dunn & Bradstreet ............................            34,780
       900     H & R Block ..................................            35,213
       870     Moore Corp. ..................................             8,319
       410     National Service Inds ........................            15,273
                                                                   ------------
                                                                      1,384,245
                                                                   ------------
Office Products (0.07%)
     1,140     Avery Dennison Co. ...........................            61,204
                                                                   ------------
Health Care Service (0.62%)
     1,967     Boston Scientific* ...........................           136,215
     1,330     Cardinal Health, Inc. ........................           116,375
     6,710     Columbia/HCA Hthcare Corp. ...................           151,394
     3,909     Healthsouth Corp.* ...........................            74,027
     1,910     United Healthcare Corp. ......................            68,999
                                                                   ------------
                                                                        547,010
                                                                   ------------

               Total Consumer Non-Durable ...................        21,984,253
                                                                   ------------
Banking & Financial Service (14.12%)
Bank & Bank Holding Cos. (6.42%)
     6,436     Banc One Corp. ...............................           244,568
     7,900     Bank of New York .............................           191,081
     6,895     BankAmerica ..................................           441,711
     3,000     BankBoston Corp. .............................           107,063
       975     Bankers Trust New York .......................            72,455
     2,800     BB&T Corp. ...................................            78,925
     8,716     Chase Manhattan Corp. ........................           461,948
     4,652     Citicorp .....................................           502,998
     1,500     Comerica .....................................            78,375
     2,445     Fifth Third Bancorp ..........................           130,043
     3,098     First Chicago NBD Corp. ......................           196,336
     9,366     First Union Corp. ............................           454,251
     2,655     Fleet Financial Group, Inc. ..................           174,068
     2,214     Huntington Bancshares ........................            50,369
     2,550     Mellon Bank ..................................           132,600
     1,331     Mercantile Bancorporation ....................            58,481
     1,830     Morgan, J.P. & Co., Inc. .....................           170,190
     9,343     Nations Bank Corp. ...........................           532,551
     1,100     Northern Trust ...............................            61,325
     7,520     Norwest Corp. ................................           223,720
     3,230     PNC Financial Corp. ..........................           138,890
       960     Republic New York Corp. ......................            39,600
     1,700     State Street Corp. ...........................            88,506
     1,700     Summit Bancorp ...............................            58,013
     2,270     Sun Trust Banks, Inc. ........................           127,120
     2,700     Synovus Financial Corp. ......................            49,106
     7,368     U.S. Bancorp .................................           251,433
     1,869     Wachovia Corp. ...............................           137,021
     3,751     Washington Mutual ............................           120,032
       903     Wells Fargo & Co. ............................           254,533
                                                                   ------------
                                                                      5,627,312
                                                                   ------------
Savings & Loan (0.36%)
     7,030     Fed Home Loan Mtg Corp. ......................           277,685
       500     Golden West Financial ........................            38,063
                                                                   ------------
                                                                        315,748
                                                                   ------------
Finance Company (1.85%)
     1,266     Ahmanson, HF & Co. ...........................            67,494
     4,770     American Express Co. .........................           372,060
       655     Capital One Financial Corp ...................            57,313
     4,681     Household Int'l ..............................           172,904
     1,100     Lehman Brothers Holding ......................            43,313
     3,340     Merrill Lynch ................................           220,440
     3,231     National City Corp. ..........................           189,821
    11,191     Travelers Group, Inc. ........................           496,601
                                                                   ------------
                                                                      1,619,946
                                                                   ------------
Investment Company (0.05%)
     1,181     Bear Stearns Companies, Inc. .................            43,623
                                                                   ------------
Insurance (3.55%)
     1,504     Aetna Life & Casualty Co. ....................            90,522
     8,854     Allstate Corp. ...............................           332,025
     2,402     American General Corp. .......................           154,329
    10,638     American Int'l. Group ........................           822,450
     1,670     AON Corporation ..............................           104,479
     1,800     Chubb Group ..................................           112,500
     2,220     Cigna Corp. ..................................           129,176
     1,500     Cincinnati Financial Corp. ...................            50,438
       800     General RE Corp. .............................           166,000
     2,280     Hartford Financial Services ..................           102,030
       930     Jefferson Pilot ..............................            52,778
     4,446     Keycorp New ..................................           113,373
       910     Lincoln National Corp. .......................            78,260
     2,550     Marsh & McClennan Co. ........................           123,675
       940     MBIA, Inc. ...................................            52,758
     1,220     MGIC Investment ..............................            50,630
       720     Progressive Corp. ............................            70,155
     1,300     Provident Cos ................................            46,800
       810     Providian Corp. ..............................            51,992

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Insurance (continued)
     1,400     Safeco Corp. .................................      $     56,875
     2,034     St. Paul Companies ...........................            62,164
     2,100     Sunamerica ...................................           130,069
     1,240     Torchmark Corp. ..............................            44,330
       570     TransAmerica Corp. ...........................            58,461
     1,280     UNUM Corp. ...................................            56,320
                                                                   ------------
                                                                      3,112,589
                                                                   ------------
Financial Services (1.89%)
     3,449     Associates First Capital Corp ................           203,922
     2,700     Charles Schwab Corp. .........................            80,663
     3,192     Conseco, Inc. ................................            88,179
       870     Countrywide Credit Ind, Inc. .................            32,571
     1,200     Equifax ......................................            42,750
    10,690     Fannie Mae ...................................           607,326
     2,500     Franklin Resources ...........................            80,625
     4,983     MBNA Corporation .............................           117,101
     5,828     Morgan Stanley Dean Witter & Co. .............           338,388
     1,700     SLM Holding Corp. ............................            60,988
                                                                   ------------
                                                                      1,652,513
                                                                   ------------

               Total Banking & Financial Services ...........        12,371,731
                                                                   ------------

Utility (9.28%)
Electric (0.88%)
     1,380     Ameren Corp.* ................................            54,596
     1,374     Cinergy Corp. ................................            47,747
     2,040     Consolidated Edison ..........................            96,518
     3,628     Duke Power ...................................           226,297
     3,810     Edison International .........................           108,347
     1,375     GPU, Inc. ....................................            51,648
     3,080     Pacificorp ...................................            69,493
       300     Peoples Energy Corp. .........................             9,938
     2,465     Texas Utilities ..............................           104,763
                                                                   ------------
                                                                        769,347
                                                                   ------------
Telephone (6.66%)
     5,641     Alltell Corp. ................................           254,550
    18,245     AT&T Corp. ...................................           914,531
    11,080     Ameritech Corp. ..............................           522,145
    15,632     Bell Atlantic Corp. ..........................           689,762
     9,990     Bell South Corp. .............................           684,939
     1,370     Frontier Corp. ...............................            41,614
     9,550     GTE Corp. ....................................           477,500
     6,980     MCI Communications ...........................           349,000
     6,056     Media One Group* .............................           248,296
    18,300     SBC Communications, Inc. .....................           695,400
     4,330     Sprint Corporation ...........................           290,381
     4,945     US West, Inc. ................................           257,140
    10,062     Worldcom, Inc.* ..............................           411,913
                                                                   ------------
                                                                      5,837,171
                                                                   ------------
Energy (1.74%)
     1,960     American Elect. Pwr. Co. .....................            88,690
     1,280     Baltimore Gas & Electric .....................            39,440
     1,310     Carolina Power & Light .......................            56,412
     1,830     Central & S/W Corp. ..........................            47,809
     2,240     Coastal Corp. ................................            58,240
       820     Consolidated Natural Gas .....................            35,926
     1,550     Dominion Resources ...........................            64,616
     1,310     DTE Energy Co. ...............................            55,184
     1,980     Entergy Corp. New ............................            57,049
     2,920     First Energy Corp.* ..........................            84,315
     1,860     FPL Group, Inc. ..............................           123,806
     3,392     Houston Industries ...........................            97,732
     1,360     Niagara Mohawk Power* ........................            21,080
       430     Nicor ........................................            16,689
     1,840     Northern States Power ........................            48,760
     1,930     PECO Energy Co. ..............................            66,103
     4,290     PG & E Corp. .................................           137,816
     2,120     Public Services Enterprises ..................            77,645
     2,712     Sempra Energy ................................            68,987
       750     Sonat Inc. ...................................            20,297
     6,720     Southern Co. .................................           189,000
     1,870     Unicom Corp. .................................            66,619
                                                                   ------------
                                                                      1,522,215
                                                                   ------------

               Total Utilities ..............................         8,128,733
                                                                   ------------

Service (0.17%)
Distributor (0.01%)
     1,130     IKON Office Solution .........................             6,286
                                                                   ------------
Consumer (0.09%)
     2,500     Service Corp. International ..................            84,688
                                                                   ------------
Environmental Services (0.03%)
     2,720     Laidlaw ......................................            23,460
                                                                   ------------
Miscellaneous (0.04%)
     1,400     PP&L Resources, Inc. .........................            32,988
                                                                   ------------

               Total Service ................................           147,422
                                                                   ------------
Transportation (0.91%)
Air Transportation (0.38%)
     1,780     AMR Corp.* ...................................            97,010
       770     Delta Airlines ...............................            78,540
     1,320     FDX Corp* ....................................            66,083
     2,835     Southwest Airlines Co. .......................            50,498
       690     US Airways Group, Inc.* ......................            40,193
                                                                   ------------
                                                                        332,324
                                                                   ------------
Railroad (0.50%)
     1,545     Burlington No./Santa Fe ......................           143,782
     2,230     CSX Corp. ....................................            84,183
     3,750     Norfolk Southern Co. .........................           105,703
     2,510     Union Pacific Corp. ..........................            99,929
                                                                   ------------
                                                                        433,597
                                                                   ------------
Trucking (0.03%)
       570     Navistar Int'l.* .............................            11,970
       710     Ryder System .................................            16,729
                                                                   ------------
                                                                         28,699
                                                                   ------------

               Total Transportation .........................           794,620
                                                                   ------------
Manufacturing (6.35%)
Consumer Durable (0.34%)
       680     Eastman Chemical Co. .........................            35,063
     3,260     Eastman Kodak ................................           254,688
       400     Polaroid Corp. ...............................            11,250
                                                                   ------------
                                                                        301,001
                                                                   ------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Building & Housing (0.21%)
       500     Centex Corp. .................................      $     17,688
       310     Crane Co. ....................................            12,478
       730     Fluor Corp. ..................................            28,881
     2,800     Masco Co. ....................................            64,400
       450     Owens Corning ................................            15,778
       420     Pulte Corp. ..................................            12,128
       770     Stanley Works ................................            30,319
                                                                   ------------
                                                                        181,672
                                                                   ------------
Chemical (2.11%)
     2,260     Air Products & Chem., Inc. ...................            69,071
     2,350     Dow Chemical .................................           183,300
    11,340     Dupont E I De Nemours & Co. ..................           654,176
     1,120     Ecolab, Inc. .................................            31,150
       550     Great Lakes Chemical .........................            21,519
       930     Hercules .....................................            23,773
       870     Millipore Corp. ..............................            18,868
     5,890     Monsanto Co. .................................           322,109
     1,320     Morton Int'l. Co. ............................            29,370
       580     Nalco Chemical ...............................            16,784
     1,780     PPG Industries ...............................            90,446
     1,350     Praxair, Inc. ................................            48,431
       640     Rohm & Haas Co. ..............................            55,240
     1,300     Rubbermaid, Inc. .............................            33,069
     1,232     Sealed Air Corp* .............................            44,352
     1,500     Sherwin Williams .............................            35,813
       860     Sigma-Aldrich Corp. ..........................            23,865
     1,130     Union Carbide Corp. ..........................            45,412
       770     W.R. Grace & Co.* ............................             9,914
     4,064     Williams Cos .................................            93,472
                                                                   ------------
                                                                      1,850,134
                                                                   ------------
Diversified (0.47%)
     6,480     Unilever (NY Shares) .........................           410,670
                                                                   ------------
Paper & Forest Products (0.77%)
       420     Boise Cascade ................................            10,264
       830     Champion Int'l ...............................            27,390
     1,930     Fort James Corp. .............................            56,211
       950     Georgia Pacific Co. ..........................            40,731
     3,079     International Paper ..........................           113,923
     5,612     Kimberly Clark ...............................           213,958
       940     Louisiana-Pacific Co. ........................            17,743
       900     Mead Corp. ...................................            24,638
       250     Potlatch Corp. ...............................             8,219
       480     Temple Inland ................................            21,510
       600     Union Camp Co. ...............................            22,238
       880     Westvaco Corp. ...............................            18,480
     2,030     Weyerhaeuser Co. .............................            76,252
       960     Willamette Inds ..............................            23,640
                                                                   ------------
                                                                        675,197
                                                                   ------------
Metal & Mineral (0.20%)
     1,982     Allegheny Teledyne, Inc. .....................            29,854
       800     Armco Inc.* ..................................             3,300
     1,589     Bethlehem Steel* .............................            11,421
       760     Nucor Corp. ..................................            27,313
     2,990     USX-Marathon .................................            77,740
       730     USX-US Steel .................................            15,284
       790     Worthington Inds., Inc. ......................            10,270
                                                                   ------------
                                                                        175,182
                                                                   ------------
Container (0.13%)
       260     Ball Corp. ...................................             9,718
       460     Bemis Co. ....................................            16,503
     1,110     Crown Cork & Seal ............................            36,353
     1,250     Owens-Illinois, Inc.* ........................            38,984
       860     Stone Container Corp.* .......................             8,976
                                                                   ------------
                                                                        110,534
                                                                   ------------
Computer (1.18%)
       550     Data General* ................................             4,125
     6,808     Dell Computer* ...............................           680,800
     4,840     EMC Corp.* ...................................           218,708
     1,500     Gateway 2000, Inc.* ..........................            70,969
     2,400     Seagate Technology* ..........................            42,000
     1,502     Silicon Graphics, Inc.* ......................            13,612
                                                                   ------------
                                                                      1,030,214
                                                                   ------------
Non Ferrous Metal (0.35%)
     1,960     Alcan Aluminum Ltd. ..........................            37,240
     2,579     Aluminum Co. of Amer .........................           154,418
       370     Asarco, Inc. .................................             5,897
     1,250     Englehard Corp. ..............................            22,969
     1,465     Inco Ltd. ....................................            12,269
     1,409     Newmont Mining Co. ...........................            19,286
       570     Phelps Dodge .................................            25,508
       640     Reynolds Metals ..............................            30,680
                                                                   ------------
                                                                        308,267
                                                                   ------------
Gold and Precious Metal (0.13%)
     3,883     Barrick Gold Corp. ...........................            50,479
     1,950     Battle Mountain Gold Co. .....................             5,972
       810     Cypress Amax Mineral Co. .....................             7,442
     2,070     Freeport McMoran Corp.B ......................            24,064
     1,270     Homestake Mining Co. .........................            11,271
     2,080     Placer Dome, Inc. ............................            16,770
                                                                   ------------
                                                                        115,998
                                                                   ------------
Miscellaneous (0.46%)
     4,180     3M Co. .......................................           286,330
     3,680     Applied Materials, Inc.* .....................            90,390
       870     Mallinckrodt Group, Inc. .....................            19,901
       100     Nacco Industries Class A .....................             9,525
                                                                   ------------
                                                                        406,146
                                                                   ------------

               Total Manufacturing ..........................         5,565,015
                                                                   ------------
Technology (12.39%)
Office Equipment (0.03%)
     3,070     Novell* ......................................            29,165
                                                                   ------------
Electronic (2.91%)
       410     EG&G .........................................             9,609
       430     General Signal Co. ...........................            15,803
       680     Harris Corp. .................................            21,675
    10,238     Hewlett-Packard Co. ..........................           497,183
    16,460     Intel Corp. ..................................         1,171,746
       900     KLA-Tencor Corp.* ............................            19,125
     5,950     Motorola, Inc. ...............................           256,222
     1,600     National Semiconductor* ......................            14,600
     6,431     Northern Telecom .............................           307,071
       380     Perkin-Elmer Corp. ...........................            21,993
       675     Tektronix, Inc. ..............................            10,252
     3,880     Texas Instruments ............................           185,028
       600     Thomas & Betts Co. ...........................            20,438
                                                                   ------------
                                                                      2,550,745
                                                                   ------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Bio-Technology (0.18%)
     2,660     Amgen* .......................................      $    161,928
                                                                   ------------
Software (2.94%)
       606     Adobe Systems, Inc. ..........................            15,908
     4,200     Electronic Data Sys. Corp. ...................           140,700
     3,600     HBO & Co. ....................................            76,500
    24,140     Microsoft Corp.* .............................         2,315,931
     2,400     Parametric Tech Co.* .........................            24,600
                                                                   ------------
                                                                      2,573,639
                                                                   ------------
Business-Machines & Software (2.92%)
     1,080     Apple Computer, Inc.* ........................            33,683
    16,463     Compaq Computers .............................           459,935
     1,190     General Instrument Corp.* ....................            23,651
     1,100     Honeywell ....................................            68,750
    10,325     IBM ..........................................         1,162,853
     9,900     Oracle Systems* ..............................           197,381
     2,760     Pitney Bowes Systems .........................           136,965
     3,670     Sun Microsystems* ............................           145,424
     2,610     Unisys Corp.* ................................            46,817
     3,270     Xerox Corp. ..................................           287,147
                                                                   ------------
                                                                      2,562,606
                                                                   ------------
Business Service (0.12%)
     4,504     First Data ...................................            93,177
       200     Shared Medical Systems .......................            10,675
                                                                   ------------
                                                                        103,852
                                                                   ------------
Semi Conductor (0.09%)
     1,170     Advanced Micro Devices* ......................            15,429
     1,320     LSI Logic Corp.* .............................            16,170
     2,090     Micron Technology, Inc.* .....................            47,548
                                                                   ------------
                                                                         79,147
                                                                   ------------
Telecommunications (1.66%)
     5,870     Airtouch Communications* .....................           330,188
     1,900     Ascend Communications * ......................            66,856
     1,320     Cabletron Systems* ...........................             9,240
    12,830     Lucent Technologies ..........................           909,326
     2,614     Nextel Communications* .......................            47,215
       670     Scientific-Atlanta, Inc. .....................            11,851
     1,840     Tellabs, Inc.* ...............................            77,740
                                                                   ------------
                                                                      1,452,416
                                                                   ------------
Aerospace Aircraft (1.08%)
     5,700     Allied Signal, Inc. ..........................           195,581
     9,933     Boeing .......................................           307,302
     1,100     General Dynamics Corp. .......................            52,319
       600     Northrop Gruman Corp. ........................            38,025
     2,120     Rockwell Intl. Corp. .........................            76,850
     1,680     Textron, Inc. ................................           105,420
     2,370     United Technologies Corp. ....................           171,973
                                                                   ------------
                                                                        947,470
                                                                   ------------
Telecom Equipment (0.37%)
     1,916     Lockheed Martin Corp. ........................           167,530
       468     Raytheon-Class A .............................            20,972
     2,900     Raytheon-Class B .............................           132,313
                                                                   ------------
                                                                        320,815
                                                                   ------------
Miscellaneous (0.09%)
     3,330     3 Com Corporation* ...........................            78,879
                                                                   ------------

               Total Technology .............................        10,860,662
                                                                   ------------
Energy (6.41%)
Oil & Gas - Domestic (1.26%)
       880     Amerada Hess Corp. ...........................            43,230
     9,920     Amoco Corp. ..................................           449,500
     1,000     Anadarko Petroleum Corp. .....................            28,750
       740     Apache Corp. .................................            16,928
       650     Ashland, Inc. ................................            29,616
     3,200     Atlantic Richfield ...........................           185,600
     1,547     Burlington Resources, Inc. ...................            45,733
       720     Columbia Gas System, Inc. ....................            35,820
       440     Helmerich & Payne ............................             7,150
       430     Kerr McGee Co. ...............................            16,609
       910     Oryx Energy * ................................            11,318
       400     Pennzoil .....................................            14,300
     2,700     Phillips Petroleum Co. .......................           110,194
       910     Sun Co. ......................................            30,087
     2,550     Unocal Corp. .................................            79,847
                                                                   ------------
                                                                      1,104,682
                                                                   ------------
Oil & Gas International (4.43%)
     6,560     Chevron Corp. ................................           485,850
    25,500     Exxon Corp. ..................................         1,668,656
     7,950     Mobil Corp. ..................................           549,544
    21,540     Royal Dutch Pet.-ADR .........................           856,215
     5,768     Texaco .......................................           320,485
                                                                   ------------
                                                                      3,880,750
                                                                   ------------
Oil & Gas Service (0.29%)
       212     Camco International* .........................            10,653
       700     Rowan Cos., Inc.* ............................             6,475
     4,960     Schlumberger .................................           217,310
     2,164     Union Pacific Resources Grp ..................            18,529
                                                                   ------------
                                                                        252,967
                                                                   ------------
Natural Gas (0.16%)
     3,151     Enron ........................................           133,327
       240     Oneok, Inc. ..................................             7,215
                                                                   ------------
                                                                        140,542
                                                                   ------------
Energy Raw Material (0.27%)
     2,812     Baker Hughes, Inc. ...........................            51,319
     1,560     Dresser Inds .................................            39,878
       180     Eastern Enterprises ..........................             7,121
     2,588     Halliburton Co. ..............................            68,744
       480     McDermott International ......................             9,630
     3,230     Occidental Petroleum .........................            59,712
                                                                   ------------
                                                                        236,404
                                                                   ------------

               Total Energy .................................         5,615,345
                                                                   ------------
Total Common Stocks
  (Cost $50,517,009) ........................................        76,351,674
                                                                   ------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                August 31, 1998

    Par
   Value                                                               Value
   -----                                                               -----

Short-Term Investments (14.35%)
               United States Treasury Bills
$10,000,000    5.200% 09/17/98(b) ...........................      $  9,977,916

      7,273    Firstar Government Money Market Fund .........             7,273
  2,585,066    Firstar Institutional Money Market Fund ......         2,585,066
                                                                   ------------
               Total Short-Term Investments (Cost $12,570,255)       12,570,255
                                                                   ------------

               Total Investments (Cost $63,087,264) (101.49%)        88,921,929
               Liabilities in Excess of Other Assets (-1.49%)        (1,301,326)
                                                                   ------------
                 Net Assets (100.00%) .......................      $ 87,620,603
                                                                   ============

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $63,087,264. At August 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ......................      $ 29,215,899
               Unrealized depreciation ......................        (3,381,234)
                                                                   ------------
                 Net unrealized appreciation ................      $ 25,834,665
                                                                   ============

(b) At August 31, 1998, certain United States Treasury Bills with a market value of $1,047,596 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1998 (Contracts-$250 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
          S&P 500 Stock Index:
            47/September 98/Long ............................      $ (1,840,186)
                                                                   ============

                 See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

COMMON STOCKS (91.74%)
Capital Goods (5.51%)
Production (0.12%)
     1,000     Tecumseh Prod. Co. Cl. A .....................      $     47,563
                                                                   ------------
Machinery-Agricult & Construction (0.07%)
     3,129     AGCO Corp ....................................            26,988
                                                                   ------------
Machinery-Industrial (1.19%)
     1,206     Albany Intl. Corp. Cl A ......................            23,140
     1,200     Borg-Warner Automotive .......................            48,600
     2,136     Flowserve Corporation ........................            40,050
     1,600     Modine Manufacturing Co. .....................            44,500
     1,800     Stewart & Stevenson Svcs .....................            23,513
     4,400     Watson Pharm., Inc.* .........................           198,275
     1,200     Watts Industry ...............................            20,025
     2,200     York Intl. Corp. New Com .....................            76,175
                                                                   ------------
                                                                        474,278
                                                                   ------------
Pollution Control (0.48%)
     1,600     Calgon Carbon Corp ...........................             9,900
     2,800     Donaldson Co. Inc ............................            49,700
     7,460     U.S. Filter Corp.* ...........................           134,280
                                                                   ------------
                                                                        193,880
                                                                   ------------
Engineering & Construction (0.59%)
     1,400     Jacobs Engineering Group* ....................            35,700
     1,300     Structural Dyn. Research* ....................            11,700
     1,700     Vulcan Materials Co ..........................           189,550
                                                                   ------------
                                                                        236,950
                                                                   ------------
Electrical Equipment (1.87%)
     1,700     Ametek, Inc ..................................            33,150
     3,400     Cirrus Logic, Inc.* ..........................            20,613
     3,530     Hubbell, Inc. Cl. B ..........................           126,198
     3,500     Integrated Device Tech.* .....................            16,078
     2,250     IPALCO .......................................            99,000
     3,515     Mark IVIndustries, Inc .......................            49,869
     7,790     Molex, Inc ...................................           188,908
     4,400     Teradyne, Inc.* ..............................            76,450
     2,300     UCAR International* ..........................            41,688
     1,600     Varian Assoc .................................            54,500
     3,560     Vishay Intertechnology, Inc.* ................            37,380
                                                                   ------------
                                                                        743,834
                                                                   ------------
Transportation Equipment (0.94%)
     6,682     Danaher Corp .................................           242,223
     2,100     Federal Signal ...............................            42,787
     1,900     Trinity Industries ...........................            57,475
     2,500     Wisconsin Central Transport* .................            31,406
                                                                   ------------
                                                                        373,891
                                                                   ------------
Conglomerate (0.25%)
     1,540     Newport News Shipbuilding ....................            36,190
     1,600     Rayonier, Inc ................................            62,400
                                                                   ------------
                                                                         98,590
                                                                   ------------

               Total Capital Goods ..........................         2,195,974
                                                                   ------------

Consumer Cyclical (5.52%)
Housing (0.24%)
     6,241     Clayton Homes, Inc ...........................            96,345
                                                                   ------------
Building Material (0.43%)
     1,700     BJ'S Wholesale Club* .........................      $     57,375
       900     Calmat Co ....................................            15,131
     2,300     Martin Marietta Materials ....................            98,038
                                                                   ------------
                                                                        170,544
                                                                   ------------
Auto & Truck (0.14%)
     1,800     Teleflex, Inc ................................            56,700
                                                                   ------------
Auto Parts (0.49%)
       900     Arvin Inds., Inc .............................            33,975
     3,200     Lear Corporation* ............................           129,800
     1,600     Superior Industries ..........................            33,300
                                                                   ------------
                                                                        197,075
                                                                   ------------
Tire & Rubber (0.24%)
     1,100     Bandag Inc ...................................            33,138
     1,600     Carlisle Cos., Inc ...........................            60,600
                                                                   ------------
                                                                         93,738
                                                                   ------------
Household Products (0.19%)
       800     Enesco Group, Inc. ...........................            19,300
     2,400     Fingerhut Companies ..........................            58,200
                                                                   ------------
                                                                         77,500
                                                                   ------------
Textile & Apparel (0.86%)
     2,600     Burlington Inds., Inc.* ......................            24,700
     5,900     Shaw Industries, Inc .........................            89,238
     3,100     UNIFI, Inc ...................................            68,975
     2,700     Warnaco Group CL-A ...........................            73,575
     2,900     Westpoint Stevens, Inc.* .....................            85,913
                                                                   ------------
                                                                        342,401
                                                                   ------------
Shoes (0.08%)
     1,900     Nine West Group, Inc.* .......................            30,281
                                                                   ------------
Retail-General (2.53%)
     3,400     Barnes & Noble, Inc.* ........................            92,013
     7,200     Bed Bath & Beyond* ...........................           130,050
     4,600     Best Buy Co., Inc.* ..........................           181,125
     3,600     Callaway Golf Co .............................            35,775
     2,550     Claire's Stores, Inc. ........................            38,250
     4,613     CompUSA* .....................................            54,779
     9,000     Family Dollar Stores .........................           114,188
     2,000     Fastenal Co ..................................            58,375
     2,200     Heilig-Myers Co ..............................            25,025
     1,800     Micro Warehouse, Inc.* .......................            29,250
     1,834     Payless Shoesource* ..........................            75,423
     4,324     Proffitts, Inc.* .............................           110,262
     1,740     Tiffany & Co .................................            64,706
                                                                   ------------
                                                                      1,009,221
                                                                   ------------
Lodging (0.32%)
     4,097     Promus Hotel Corp.* (New) ....................           125,983
                                                                   ------------

               Total Consumer Cyclical ......................         2,199,788
                                                                   ------------

Consumer Non-Durable (20.31%)
Healthcare (1.23%)
     2,600     Appria Healthcare Group* .....................            10,888
     5,500     Beverly Enterprises, Inc.* ...................            43,313
     2,900     Covance, Inc.* ...............................            64,525

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Healthcare (Continued)
     2,400     Dentsply International, Inc. .................      $     51,225
     2,100     Hlthcare & Retirement Del.* ..................            53,550
     6,300     Mylan Laboratories ...........................           144,113
       816     Pacificare Health System*Cl.B ................            51,408
     3,700     Quorum Health Group, Inc.* ...................            70,300
                                                                   ------------
                                                                        489,322
                                                                   ------------
Consumer Products (0.40%)
     2,833     A.C. Nielson Corp.* ..........................            56,837
     2,200     First Brands Corp. ...........................            43,863
     2,031     Lancaster Colony Corp. .......................            58,645
                                                                   ------------
                                                                        159,345
                                                                   ------------

Food Beverage & Tobacco (4.11%)
     1,700     Bob Evans Farms ..............................            31,344
    19,600     Coca-Cola Enterprises ........................           465,500
     1,800     Dean Foods Co ................................            79,200
     3,200     Dole Food Company ............................           138,400
     1,200     Dreyer Grand Ice Cream .......................            12,450
     4,875     Flowers Inds., Inc ...........................            86,836
     3,900     Hormel Foods Corp ............................           107,494
       800     Int'l. Multifoods, Inc .......................            13,900
     3,822     Interstate Bakeries Corp .....................            99,611
     1,300     Lance, Inc ...................................            24,050
     3,660     McCormick & Co ...............................           106,369
     1,200     Smucker (J.M.)Co. Cl. A ......................            26,025
     4,300     Starbucks Corp.* .............................           135,719
    10,950     Tyson Foods, Inc. Cl. A ......................           179,306
     1,900     Universal Corp ...............................            59,850
     2,200     Universal Foods Corp .........................            46,475
     1,800     Vlasic Foods Int'l., Inc. ....................            26,100
                                                                   ------------
                                                                      1,638,629
                                                                   ------------
Retail-Food & Drugs (0.41%)
     4,100     General Nutrition Co.* .......................            54,581
     1,954     Hannaford Brothers Co ........................            81,213
     1,800     Ruddick Corp .................................            27,225
                                                                   ------------
                                                                        163,019
                                                                   ------------
Communications & Media (1.09%)
     6,400     Belo (A.H.)Corp. Sr. A .......................           118,400
     1,000     Information Resources* .......................             9,750
     2,000     TCACable TV, Inc .............................            46,000
       510     Washington Post, Class B .....................           261,375
                                                                   ------------
                                                                        435,525
                                                                   ------------
Entertainment & Leisure(0.65%)
     1,697     Chris Craft Industries* ......................            70,638
     5,000     Circus Circus Ent., Inc.* ....................            51,250
     2,178     Gtech Holdings Corp.* ........................            57,173
     2,986     Premark Intl .................................            78,942
                                                                   ------------
                                                                        258,003
                                                                   ------------
Apparel (0.69%)
     4,800     Jones Apparel Group* .........................            93,000
     1,400     Lands End * ..................................            28,700
     2,388     Ross Store, Inc ..............................            86,864
     3,100     Saks Holding, Inc.* ..........................            64,906
                                                                   ------------
                                                                        273,470
                                                                   ------------
Drugs (2.13%)
     5,500     Allegiance Corp ..............................           155,375
     2,212     Bergen Brusswig Corp. CL A ...................            75,485
     1,800     Carte-Wallace Inc ............................            26,550
     4,200     Forest Laboratories CLA* .....................           137,550
     4,057     ICN Pharmeceuticals ..........................            62,376
     6,200     IVAX Corp* ...................................            48,050
     4,600     McKesson Corp. ...............................           345,000
                                                                   ------------
                                                                        850,386
                                                                   ------------
Hospital Supply & Service (1.06%)
     1,100     Acuson Corp.* ................................            16,088
     4,050     Omnicare, Inc ................................           126,309
     1,200     Pacificare Health Sys. A* ....................            72,600
     2,900     PSS World Medical, Inc.* .....................            44,588
     5,100     Stryker Corp .................................           163,838
                                                                   ------------
                                                                        423,423
                                                                   ------------
Cosmetics & Soap (0.05%)
       800     Church and Dwight ............................            21,650
                                                                   ------------
Printing & Publishing (0.54%)
     1,600     Banta Corp ...................................            44,800
     2,000     Glatfelter (P.H.) Co .........................            23,250
     1,200     Houghton Mifflin Co ..........................            36,225
     2,200     Lee Enterprises ..............................            51,975
     1,400     Media General, Inc. Cl. A ....................            59,500
                                                                   ------------
                                                                        215,750
                                                                   ------------
Restaurant (0.63%)
     3,210     Brinker International* .......................            54,971
     1,200     Buffets, Inc.* ...............................            15,150
     3,200     Cracker Barrel Old Country ...................            78,200
     2,100     Lone Star Steakhouse* ........................            17,850
     2,300     Outback Steakhouse, Inc.* ....................            69,144
       750     Sbarro, Inc ..................................            14,859
                                                                   ------------
                                                                        250,174
                                                                   ------------
Business Service (2.98%)
     5,300     Accustaff, Inc.* .............................            66,250
     5,000     Cintas Group .................................           203,750
     7,200     Comdisco .....................................            89,550
     4,700     Dial Corp ....................................            91,650
     2,700     Noble Affiliates .............................            62,438
     8,212     Paychex, Inc .................................           312,056
     2,200     Pittston Brink's Group .......................            69,025
     4,928     Sungard Data Systems, Inc.* ..................           156,156
     4,700     Viad Corp ....................................            97,525
     2,400     Wallace Computer Services ....................            38,850
                                                                   ------------
                                                                      1,187,250
                                                                   ------------
Office Products (2.42%)
     2,600     Hon Inds .....................................            55,900
     4,500     Miller (Herman), Inc .........................            92,250
    12,100     Office Depot* ................................           308,550
     6,300     Office Max, Inc.* ............................            66,150
     1,200     Standard Register Co .........................            37,650
    13,725     Staples, Inc.* ...............................           372,291
     3,281     Unisource Worldwide, Inc. ....................            21,737
     1,094     US Office Products* ..........................             8,205
                                                                   ------------
                                                                        962,733
                                                                   ------------
Healthcare Services (1.83%)
     2,257     Concentra Managed Care* ......................            28,918
     3,200     First Health Group Corp.* ....................            64,600
     6,300     Foundation Hlth Systems-A * ..................            70,481
    12,150     Health Mgmt. Assoc. Cl.A.* ...................           219,459
     2,798     Lincare Holdings Inc.* .......................            94,957

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Healthcare Services (Continued)
     2,500     Novacare, Inc.* ..............................      $     18,281
     3,214     Steris Corp.* ................................            76,734
     4,630     Sybron International Corp.* ..................            84,208
     3,843     Total Renal Care Holdings* ...................            73,017
                                                                   ------------
                                                                        730,655
                                                                   ------------
Health & Beauty Aids (0.09%)
     4,000     Perrigo Co.* .................................            34,000
                                                                   ------------

               Total Consumer Non-Durable                             8,093,334
                                                                   ------------

Banking & Financial Services(13.33%)
Bank & Bank Holding Cos. (6.67%)
     2,384     City National Corp ...........................            66,454
     5,400     Crestar Financial Corp .......................           272,700
     8,887     First Security Corp. Del .....................           137,749
     6,400     First Tennesse Ntl., Corp ....................           152,400
     2,700     First Virginia Banks, Inc ....................           116,100
     7,200     Firstar Corp .................................           279,000
     7,500     Hibernia Bank ................................           101,250
     4,980     Marshall and Isley Corp ......................           219,120
     3,300     Mercantile Bankshares Corp. ..................            92,400
     6,750     North Fork Bancorp ...........................           128,250
     5,040     Old Kent Financial Corp ......................           162,540
     4,300     Pacific Century Financial ....................            63,425
     4,160     Pinnacle West ................................           179,660
     2,137     Provident Financial Group ....................            81,740
     3,752     Regions Financial Corp .......................           129,913
     7,850     Southtrust Corp ..............................           254,144
     1,900     Wilmington Trust Corp ........................            88,825
     3,425     Zions Bancorporation .........................           131,434
                                                                   ------------
                                                                      2,657,104
                                                                   ------------
Savings & Loan (1.31%)
     3,133     Associated Banc Corp .........................           100,256
     6,226     Charter One Financial, Inc. ..................           143,198
     5,393     Dime Bancorp Inc. (New) ......................           102,467
     6,422     Sovereign Bancorp, Inc. ......................            78,512
     4,489     TCP Financial Corp ...........................            99,039
                                                                   ------------
                                                                        523,472
                                                                   ------------
Finance Company (0.63%)
     6,278     Union Planters Corp ..........................           252,690
                                                                   ------------
Insurance (3.32%)
    13,324     AFLAC Corp ...................................           334,766
     3,600     AMBAC Financial Group ........................           169,875
     3,200     American Fin. Group, Inc. ....................           106,400
     2,600     Finova Group, Inc ............................           116,025
     1,650     HSB Group, Inc ...............................            71,569
     6,300     Old Republic .................................           140,569
     3,900     Oxford Health Plans* .........................            23,888
     2,977     Protective Life Corp. ........................            91,915
     4,400     Reliastar Financial Corp. ....................           172,700
     1,700     The PMI Group, Inc ...........................            94,138
                                                                   ------------
                                                                      1,321,845
                                                                   ------------
Financial Services (1.40%)
     4,987     A G Edwards ..................................           135,272
     6,900     Paine Webber .................................           239,775
     6,000     T. Rowe Price ................................           182,625
                                                                   ------------
                                                                        557,672
                                                                   ------------

               Total Banking & Financial Services ...........         5,312,783
                                                                   ------------

Utility (12.38%)
Electric (8.97%)
     6,400     Allegheny Power System .......................           170,400
       900     Black Hills Corp .............................            20,925
     2,940     Calenergy, Inc.* .............................            74,786
     1,300     Central Maine Power Co .......................            22,669
       900     Cleco Corporation ............................            27,956
     4,800     CMS Energy Corp ..............................           203,100
     4,500     Connective, Inc.* ............................            91,688
       300     Connective, Inc - Class A* ...................            10,425
     3,310     Energy East Corporation ......................           148,950
     5,100     Florida Progress Corp ........................           215,156
     1,300     Hawaiian Electric Inds .......................            48,831
     1,700     Idaho Power Co ...............................            51,744
     4,000     Illinova Corp ................................           103,250
     3,636     Interstate Energy Corp. ......................           109,535
     3,300     Kansas City Power & Light ....................            93,844
     6,400     LG&E Energy Corp .............................           164,000
     5,364     Midamerican Energy Co ........................           133,094
     1,400     Minnesota Power & Light ......................            59,588
     2,500     Montana Power Co .............................            97,500
     2,100     Nevada Power Co ..............................            52,106
     5,205     New Century Energies Inc. ....................           240,081
     3,400     New England Electric Sys .....................           137,275
     6,600     Nipsco Industries ............................           193,050
     6,700     Northeast Utilities* .........................           100,500
     4,200     OGE Energy Corp ..............................           115,763
     6,300     Potomac Electric Power Co. ...................           154,350
     1,700     Public Service Co. N.Mexico ..................            34,000
     4,227     Puget Sound Power & Light ....................           106,203
     5,500     SCANA Corp ...................................           168,781
     6,200     Teco Energy, Inc .............................           164,688
     2,600     Utilicorp United, Inc ........................            89,538
     5,900     Wisc. Energy Corp ............................           171,469
                                                                   ------------
                                                                      3,575,245
                                                                   ------------
Gas (1.17%)
     2,500     Atlanta Gas Light Co .........................            45,781
       900     Indiana Energy, Inc ..........................            25,819
     7,700     Marketspan Corp.* ............................           210,788
     3,800     MCN Energy Group, Inc ........................            66,738
     6,610     Noble Drilling Corp.* ........................            72,710
     1,900     Washington Gas Light Co. .....................            45,125
                                                                   ------------
                                                                        466,961
                                                                   ------------
Telephone (2.15%)
     1,700     Aliant Communications ........................            42,075
     4,650     Century Telephone Entps ......................           210,994
     6,200     Cincinnati Bell ..............................           145,700
     5,075     NCR Corp.* ...................................           134,170
     3,400     S. New Eng. TeleCom ..........................           220,363
     3,100     Telephone & Data .............................           102,688
                                                                   ------------
                                                                        855,990
                                                                   ------------
Miscellaneous (0.09%)
     1,900     Vanguard Cellular Sys. Cl.A* .................            35,625
                                                                   ------------

               Total Utility.................................         4,933,821
                                                                   ------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Service (2.92%)
Distributor (0.71%)
     2,100     Alexander & Baldwin, Inc. ....................      $     49,350
     4,000     American Water Works, Inc. ...................           110,000
       700     Scholastic Corp.* ............................            27,125
     2,569     Tech Data Corp. * ............................            97,140
                                                                   ------------
                                                                        283,615
                                                                   ------------
Business (1.31%)
     3,600     Fiserv, Inc.* ................................           140,400
     1,700     Kelly Services, Inc. Cl. A ...................            43,563
     4,300     ManPower, Inc ................................            87,613
     3,000     Medaphis* ....................................            12,188
     3,650     Olsten Corp ..................................            21,444
     4,500     Robert Half Intl.* ...........................           216,000
                                                                   ------------
                                                                        521,208
                                                                   ------------
Consumer (0.42%)
     1,900     Rollins, Inc .................................            34,794
     3,000     Sotheby's ....................................            51,375
     4,200     Stewart Enterprises, Inc .....................            82,425
                                                                   ------------
                                                                        168,594
                                                                   ------------
Miscellaneous (0.48%)
     4,100     Corrections Corp. of Am.* ....................            62,781
     3,600     Quintiles Transnational, Inc.* ...............           128,700
                                                                   ------------
                                                                        191,481
                                                                   ------------

               Total Service ................................         1,164,898
                                                                   ------------

Transportation (2.46%)
Air Transportation (0.35%)
     2,000     Airbourne Freight Corp .......................            39,000
     1,300     Alaska Airgroup, Inc.* .......................            50,619
     1,400     ASAHoldings, Inc .............................            47,950
                                                                   ------------
                                                                        137,569
                                                                   ------------
Railroad (0.99%)
     2,400     Gatx Corp ....................................            79,200
     5,300     Kansas City Southern Inds ....................           174,238
     2,600     Ogden Corp ...................................            59,963
     5,110     Whitman Corp .................................            79,205
                                                                   ------------
                                                                        392,606
                                                                   ------------
Trucking (0.28%)
     1,100     Arnold Inds., Inc ............................            13,338
     2,100     Consolidated Freightways .....................            65,625
     2,000     Hunt (J.B.)* .................................            33,875
                                                                   ------------
                                                                        112,838
                                                                   ------------
Miscellaneous (0.84%)
     7,600     Harley Davidson ..............................           234,175
     1,400     Overseas Shipholding Grp .....................            19,950
     2,212     U.S. Foodservice, Inc.* ......................            81,982
                                                                   ------------
                                                                        336,107
                                                                   ------------

               Total Transportation .........................           979,120
                                                                   ------------
Manufacturing (8.70%)
Consumer Durable (0.47%)
     9,400     Leggett & Platt ..............................           188,588
                                                                   ------------
Building & Housing (0.20%)
     1,874     Southdown, Inc. ..............................            79,177
                                                                   ------------
Chemical (2.70%)
     3,200     Airgas, Inc.* ................................            38,000
     3,000     Albemarle Corp ...............................            50,438
     1,300     Betzdearborn, Inc ............................            79,950
     3,400     Cabot Corp ...................................            73,950
     3,267     Crompton & Knowles Corp. .....................            47,780
     2,300     Cytec Inds.* .................................            52,613
     1,000     Dexter Corp ..................................            24,750
     4,100     Ethyl Corp ...................................            17,425
     1,800     Ferro Corp ...................................            36,338
       600     Fuller (H.B.) Corp ...........................            28,500
     2,000     Georgia Gulf Corp ............................            34,375
     5,500     IMC Global, Inc ..............................           101,063
     5,000     Iowa Beef Processing .........................            82,813
     1,800     Lawter International .........................            13,725
     2,900     Lubrizol Corp ................................            66,338
     4,200     Lyondell Petrochemical .......................            90,563
       400     NCHCorp ......................................            22,750
     4,218     RPM, Inc. Ohio ...............................            55,098
     2,000     Schulman (A.), Inc ...........................            31,750
     5,718     Solutia, Inc .................................           128,298
                                                                   ------------
                                                                      1,076,517
                                                                   ------------
Diversified (0.43%)
       800     Nordson Corp .................................            34,100
     2,600     Olin Corp ....................................            73,125
     3,000     Witco Corp ...................................            63,000
                                                                   ------------
                                                                        170,225
                                                                   ------------
Capital Good (0.35%)
     2,600     Harsco Corporation ...........................            95,388
     1,200     Kennametal, Inc ..............................            31,125
     1,000     Magnetek, Inc.* ..............................            13,000
                                                                   ------------
                                                                        139,513
                                                                   ------------
Paper & Forest Product (1.16%)
     2,900     Bowater, Inc .................................           109,656
     1,000     Chesapeake Corp ..............................            32,750
     4,800     Consolidated Papers ..........................           120,300
     4,350     Georgia Pacific Co Timber* ...................            87,544
     2,700     Longview Fibre Co ............................            26,325
     1,700     Pentair, Inc .................................            47,388
     3,042     Wausau Paper Mills Co ........................            38,786
                                                                   ------------
                                                                        462,749
                                                                   ------------
Metal & Minerals (0.57%)

     2,600     AK Steel Holding Corp ........................            36,075
       600     Brush Wellman, Inc ...........................             8,775
       900     Carpenter Technology .........................            32,569
     2,475     Hanna (M.A.)Co ...............................            30,783
     2,420     Inland Steel Inds ............................            45,829
       300     Maxxam, Inc.* ................................            17,100
     1,200     Minerals Technology, Inc .....................            43,575
     1,300     Oregon Steel Mills, Inc ......................            12,269
                                                                   ------------
                                                                        226,975
                                                                   ------------
Container (0.39%)
       500     Cleveland Cliffs Corp ........................            18,250
     5,362     Sonoco Products, Inc .........................           137,401
                                                                   ------------
                                                                        155,651
                                                                   ------------
Computer (0.71%)
     2,106     Comverse Technology* .........................            81,081
     6,600     Quantum Corp.* ...............................            75,488
     2,000     Sequent Computer Systems* ....................            12,875

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Computer (continued)
     5,248     Storage Technology Corp.* ....................      $    114,144
                                                                   ------------
                                                                        283,588
                                                                   ------------
Non-Ferrous Metal (0.48%)
       976     Aluminum Co. of America ......................            58,438
     2,500     Federal Mogul Corp ...........................           133,438
                                                                   ------------
                                                                        191,876
                                                                   ------------
Miscellaneous (1.24%)
     3,500     American Standard Co.* .......................           136,938
     3,500     Hillenbrand Industries .......................           187,469
     5,670     International Game Tech ......................           109,856
     1,400     Kaydon Corp ..................................            37,888
     1,800     Wellman, Inc .................................            20,588
                                                                   ------------
                                                                        492,739
                                                                   ------------

               Total Manufacturing ..........................         3,467,598
                                                                   ------------

Technology (16.06%)
Office Equipment (0.73%)
     3,600     Diebold ......................................            78,750
     3,500     Lexmark Intl. Group CL A* ....................           211,969
                                                                   ------------
                                                                        290,719
                                                                   ------------
Electronic (1.82%)
     5,274     Arrow Electronics, Inc.* .....................            69,221
     2,100     Avnet, Inc ...................................            99,225
     2,400     Litton Inds.* ................................           115,200
     3,054     SCI Systems Inc.* ............................            70,051
     3,900     Sensormatic Elect. Corp.* ....................            29,738
     5,600     Solectron Corp.* .............................           231,350
     2,700     Symbol Technologies, Inc. ....................           110,700
                                                                   ------------
                                                                        725,485
                                                                   ------------
Biotechnology (1.49%)
     1,500     Beckman Coulter, Inc .........................            83,063
     3,800     Biogen, Inc.* ................................           175,750
     3,600     Centocor, Inc.* ..............................           117,000
     8,812     Chiron Corp.* ................................           126,673
     3,400     Genzyme Corp.* ...............................            91,800
                                                                   ------------
                                                                        594,286
                                                                   ------------
Software (3.88%)
     9,600     BMC Software, Inc.* ..........................           406,200
     9,850     Cadence Design System, Inc.* .................           208,081
     8,800     Compuware Corp.* .............................           399,850
     2,800     Electronic Arts* .............................           106,750
     7,800     Informix Corp.* ..............................            27,300
     4,250     Platinum Technology* .........................            79,688
     4,400     Reynolds & Reynolds Cl. A ....................            55,550
     4,466     Sterling Commerce, Inc.* .....................           147,378
     3,834     Sterling Software, Inc.* .....................            78,837
     2,300     Symantec Corp.* ..............................            37,663
                                                                   ------------
                                                                      1,547,297
                                                                   ------------
Business-Mechanics & Software (3.28%)
    10,100     American Online, Inc.* .......................           827,569
       600     ATL Ultrasound, Inc.* ........................            29,813
     3,800     Borders Group* ...............................            71,963
     1,125     Granite Construction, Inc. ...................            26,719
     2,100     Imation Corp.* ...............................            32,944
     6,281     Network Associates, Inc ......................           202,562
     1,200     Stratus Computer* ............................            30,150
     3,209     Synopsys, Inc.* ..............................            83,835
                                                                   ------------
                                                                      1,305,555
                                                                   ------------
Business-Service (0.19%)
     1,800     Policy Mgmt. Systems Corp.* ..................            75,150
                                                                   ------------
Semiconductor (1.73%)
     4,600     Altera Corp.* ................................           133,975
     5,100     Atmel Corp.* .................................            30,759
     3,800     Cypress Semiconductor* .......................            23,275
     3,900     Linear Technology Corp .......................           183,300
     6,400     Maxim Integrated Prod.* ......................           176,000
     1,363     Microchip Tech* ..............................            24,960
     3,800     Xilinx, Inc.* ................................           115,900
                                                                   ------------
                                                                        688,169
                                                                   ------------
Telecommunications (0.88%)
     6,600     ADCTelecom., Inc.* ...........................           146,438
     2,500     Comsat Corp ..................................            54,531
     3,380     Qualcom* .....................................           148,509
                                                                   ------------
                                                                        349,478
                                                                   ------------
Aerospace Aircraft (0.62%)
     3,406     Meritor Automative, Inc.* ....................            60,457
     1,250     Precision Castparts ..........................            47,109
     3,100     Sunstrand Corp ...............................           141,244
                                                                   ------------
                                                                        248,810
                                                                   ------------
Telecom Equipment (0.27%)
     1,600     Cordant Technologies, Inc. ...................            57,000
     2,000     Gencorp, Inc .................................            42,000
     1,100     OEA, Inc .....................................             8,525
                                                                   ------------
                                                                        107,525
                                                                   ------------
Miscellaneous (1.17%)
     4,800     Amer. Pwr. Conversion Corp.* .................           129,600
     8,133     Analog Devices* ..............................           114,370
     4,756     Keane, Inc.* .................................           199,752
     3,300     Mentor Graphics* .............................            22,894
                                                                   ------------
                                                                        466,616
                                                                   ------------

               Total Technology .............................         6,399,090
                                                                   ------------

Energy (4.55%)
Oil & Gas-Domestic (2.00%)
     5,822     El Paso Natural Gas ..........................           144,458
     2,400     Murphy Oil Corp ..............................            84,750
     1,700     National Fuel Gas Co .........................            69,913
     3,900     Ocean Energy, Inc.* ..........................            34,613
     4,900     Pioneer Natural Resources* ...................            71,969
     1,700     Quaker State Corp ............................            21,356
     4,400     Questar ......................................            71,500
     3,200     Seagull Energy Corp.* ........................            28,400
     7,800     Tosco Corp ...................................           171,600
     4,300     Ultramar Diamond Shamrock ....................            99,438
                                                                   ------------
                                                                        797,997
                                                                   ------------
Oil & Gas-International (0.11%)
     3,800     Parker Drilling Co.* .........................            15,200
     5,200     Ranger Oil Ltd.* .............................            27,625
                                                                   ------------
                                                                         42,825
                                                                   ------------
Oil & Gas Service (1.47%)
     3,800     BJServices* ..................................            47,975
     7,200     Ensco Intl., Inc .............................            75,600
     4,756     EVI Wheatherford, Inc.* ......................            72,529
     8,800     Global Marine, Inc.* .........................            82,500
     4,500     Nabors Industries* ...........................            53,156
     2,100     Smith International, Inc.* ...................            37,013

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Oil & Gas Service (continued)
     3,100     Tidewater, Inc ...............................      $     65,100
     5,200     Transocean Offshore, Inc .....................           127,725
     3,200     Varco Intl., Inc.* ...........................            22,800
                                                                   ------------
                                                                        584,398
                                                                   ------------
Natural Gas (0.22%)
     2,231     K N Energy, Inc ..............................            87,288
                                                                   ------------
Energy-Raw Materials (0.57%)
     8,386     AESCorp.* ....................................           228,519
                                                                   ------------

Miscellaneous (0.18%)
       400     Sequa Corp.* .................................            25,525
     2,700     Valero Energy Corp ...........................            48,229
                                                                   ------------
                                                                         73,754
                                                                   ------------

               Total Energy .................................         1,814,781
                                                                   ------------

Total Common Stock
  (cost $32,294,578) ........................................        36,561,187
                                                                   ------------

         Par
        Value
        -----

Short-Term Investments (7.18%)
               United States Treasury Bills
$ 2,500,000    5.200% 09/17/98(b) ...........................         2,494,367

    369,664    Portico Institutional Money Market Fund ......           369,664
                                                                   ------------
               Total Short-Term Investments (Cost $2,864,031)         2,864,031
                                                                   ------------
               Total Investments (Cost $ 35,158,609)(98.92%)         39,425,218

               Other Net Assets (1.08%) .....................           429,398
                                                                   ------------
                 Net Assets (100.00%) .......................      $ 39,854,616
                                                                   ============

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $ 35,158,609. At August 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ......................      $ 10,241,472
               Unrealized depreciation ......................        (5,974,863)
                                                                   ------------
                 Net unrealized appreciation ................      $  4,266,609
                                                                   ============

(b)At August 31, 1998, certain United States Treasury Bills with a market value of $199,542 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1998 (Contracts-$500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
          S&P MidCap 400 Index:
            25/September 98/Long ............................      $   (862,700)
                                                                   ============

                 See accompanying notes to financial statements

                            S&P SMALLCAP INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Common Stock (86.63%)
Capital Goods (4.00%)
Production (0.20%)
       648     Graco, Inc. ..................................      $     16,119
                                                                   ------------
Machinery - Agricult & Const (0.12%)
       469     Lindsay Manufacturing Co. ....................             9,439
                                                                   ------------
Machinery-Industrial (0.95%)
       623     Applied Industrial Tech ......................            10,864
       607     BMC Industries, Inc. .........................             2,428
     1,000     JLG Industries, Inc. .........................            14,688
       500     Lawson Products ..............................            10,844
     1,275     PAXAR Corp.* .................................            10,200
       356     Robbins & Myers ..............................             8,455
       444     Technitrol ...................................             8,547
     1,076     Vicor Corp.* .................................             9,482
                                                                   ------------
                                                                         75,508
                                                                   ------------
Pollution Control (0.11%)
       372     Ionics, Inc.* ................................             9,137
                                                                   ------------
Engineering & Construction (0.95%)
       525     CDI Corp.* ...................................            12,338
       324     Lone Star Industries .........................            19,481
       438     Manitowoc Company, Inc. ......................            11,525
     1,303     Morrison Knudson Corp.* ......................            13,763
       600     Polaris Industries, Inc. .....................            18,188
                                                                   ------------
                                                                         75,295
                                                                   ------------
Electrical Equipment (1.26%)
       694     Belden, Inc. .................................            10,323
       600     Cable Design Technologies* ...................             8,438
       391     California Microwave, Inc.* ..................             4,203
       474     CTS Corp. ....................................            13,450
     1,174     International Rectifier Corp.* ...............             4,990
       458     Kuhlman Corp. ................................            10,820
       495     Marshall Industries* .........................            11,725
       492     Oak Industries, Inc.* ........................            14,729
       762     Pioneer Standard Electronics .................             5,763
       453     Plexus Corp.* ................................             7,248
       757     Trimble Navigation Ltd.* .....................             7,759
                                                                   ------------
                                                                         99,448
                                                                   ------------
Transportation Equipment (0.41%)
       739     Halter Marine Group, Inc.* ...................             6,651
       314     SPX Corp.* ...................................            15,622
       622     Wabash Natl. Corp. ...........................             9,874
                                                                   ------------
                                                                         32,147
                                                                   ------------

               Total Capital Goods ..........................           317,093
                                                                   ------------

Consumer Cyclical (9.64%)
Optical Photo Equipment (0.09%)
       816     X-Rite, Inc. .................................             7,140
                                                                   ------------
Housing (0.87%)
       800     Linens `N Things* ............................            18,700
     1,170     Oakwood Homes Corp. ..........................            16,673
       535     The Ryland Group, Inc. .......................            10,566
       887     Toll Bros., Inc.* ............................            22,674
                                                                   ------------
                                                                         68,613
                                                                   ------------
Building Material (1.17%)
       520     ABM Industries, Inc. .........................            13,260
       990     Apogee Enterprises, Inc. .....................            10,024
       876     Geon Co.......................................            16,973
     1,012     Justin Industries, Inc. ......................            13,852
       512     Texas Industries, Inc. .......................            18,528
       418     Visx, Inc.* ..................................            20,064
                                                                   ------------
                                                                         92,701
                                                                   ------------
Auto & Truck (0.56%)
     1,071     Applied Power, Inc. CL A .....................            26,574
       300     Reliance Steel and Aluminum ..................             9,150
       535     Wynn's International, Inc. ...................             9,062
                                                                   ------------
                                                                         44,786
                                                                   ------------
Auto Part (0.89%)
       506     A.O. Smith Corp. .............................             9,541
       862     Breed Technologies, Inc. .....................             6,303
       764     Clarcor, Inc. ................................            12,129
     1,786     Gentex Corp.* ................................            20,651
       744     O'Reilly Automotive, Inc.* ...................            21,483
                                                                   ------------
                                                                         70,107
                                                                   ------------
Appliance  (0.35%)
     2,131     Fedders Corp. ................................            10,921
     1,350     Interface, Inc. ..............................            16,538
                                                                   ------------
                                                                         27,459
                                                                   ------------
Household Product (0.69%)
       880     Aptargroup, Inc. .............................            24,970
     1,174     Williams-Sonoma, Inc.* .......................            29,937
                                                                   ------------
                                                                         54,907
                                                                   ------------
Textile & Apparel (2.00%)
       777     Authentic Fitness Corp. ......................             8,984
       711     Brown Group ..................................            10,487
       541     Fabri-Centers of America, Inc.* ..............            12,409
       532     G & K Services Inc., CL A ....................            23,076
       831     Griffon Corp.* ...............................             7,375
       663     Kellwood Co. .................................            17,694
     1,331     Mohawk Industries* ...........................            35,355
     1,012     Nautica Enterprises, Inc.* ...................            19,544
       486     Oxford Industries, Inc. ......................            13,152
       374     Pillowtex Corp. ..............................            10,332
                                                                   ------------
                                                                        158,408
                                                                   ------------
Shoes (0.57%)
       707     Footstar, Inc.* ..............................            20,591
       297     The Timberland Co.* ..........................            12,660
     1,111     Wolverine World Wide, Inc. ...................            11,735
                                                                   ------------
                                                                         44,986
                                                                   ------------
Retail - General (1.99%)
       898     Cato Corp New CL A ...........................             8,531
       565     Discount Auto Parts, Inc.* ...................            12,112
       556     The Dress Barn, Inc.* ........................             9,661
       715     Eagle Hardware & Garden, Inc.* ...............            15,283
       800     Hancock Fabrics ..............................             7,600

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Retail - General (Continued)
       666     Michaels Stores, Inc.* .......................      $     15,651
     2,545     Pier 1 Imports, Inc. .........................            25,291
       760     Shopko Stores, Inc.* .........................            19,523
     1,116     Stein Mart, Inc.* ............................             9,905
       439     The Toro Company .............................             9,658
       864     World Color Press, Inc.* .....................            24,300
                                                                   ------------
                                                                        157,515
                                                                   ------------
Lodging (0.46%)
     1,245     Marcus Corporation ...........................            15,874
       638     Meristar Hospitality Corp.* ..................            10,766
     1,151     Prime Hospitality Corp.* .....................             9,568
                                                                   ------------
                                                                         36,208
                                                                   ------------

               Total Consumer Cyclical ......................           762,830
                                                                   ------------

Consumer Non-Durable (20.76%)
Health Care (2.23%)
       709     Ballard Medical Products .....................            13,161
       550     Bindley Western Inds .........................            14,438
     1,084     Bio-Technology General* ......................             4,607
       549     Compdent Corp.* ..............................             8,166
       400     Cooper Companies* ............................             8,025
       600     Datascope Corp.* .............................            12,225
       500     Diagnostic Products Corp. ....................            12,969
       730     Invacare Corp. ...............................            14,783
     2,091     Mariner Post Acute Network* ..................            14,898
       581     Mentor Corp. .................................             8,497
     1,413     NBTY, Inc.* ..................................            12,894
     1,201     Orthodontic Centers of Am* ...................            17,039
       751     Owens & Minor Hldg Co. .......................             8,871
     1,631     Phycor, Inc.* ................................            11,315
       808     U.S. Bioscience, Inc.* .......................             4,646
       595     Vital Signs, Inc. ............................            10,078
                                                                   ------------
                                                                        176,612
                                                                   ------------
Consumer Product (0.69%)
       485     Harman International .........................            17,005
       745     Juno Lightning, Inc. .........................            14,341
       646     Russ Berrie & Co., Inc. ......................            12,395
       572     Sola International* ..........................             8,294
       358     USA Detergents, Inc.* ........................             2,372
                                                                   ------------
                                                                         54,407
                                                                   ------------
Food, Beverage & Tobacco (3.26%)
     1,752     Chiquita Brands Int'l ........................            19,601
       273     Coca-Coca Bottling ...........................            16,858
       618     Commonwealth Energy Sys ......................            18,695
       922     Corn Products Int'l* .........................            21,840
       260     Curative Health Services* ....................             6,435
       866     Dimon, Inc. ..................................             7,956
     1,122     Earthgrains Co. ..............................            30,855
     1,103     Fleming Companies, Inc. ......................            13,167
       561     Natures Sunshine Prod., Inc. .................             7,924
       800     Ralcorp Holdings, Inc.* ......................            15,450
     1,171     Richfood Holdings, Inc. ......................            24,079
       413     Schweitzer-Mauduit Int'l, Inc. ...............            10,248
       936     Smithfield Foods, Inc.* ......................            17,082
       737     Titan International, Inc. ....................             7,831
       857     Triarc Co.* ..................................            12,801
       654     Whole Foods Market, Inc.* . ..................            27,059
                                                                   ------------
                                                                        257,881
                                                                   ------------
Retail - Food and Drugs (0.30%)
     1,404     Casey's General Stores .......................            18,164
       852     The Sports Authority, Inc..* .................             5,538
                                                                   ------------
                                                                         23,702
                                                                   ------------
Communications & Media (1.47%)
       610     Advo, Inc.* ..................................            15,174
       600     CPI Corp. ....................................            12,075
       193     GC Companies* ................................             8,564
       652     Ha-Lo Industries, Inc.* ......................            15,159
       482     Metro Networks, Inc.* ........................            16,539
       952     Valassis Communication* ......................            28,382
       300     Volt Info Sciences, Inc.* ....................             6,075
       732     Westwood One, Inc.* ..........................            14,137
                                                                   ------------
                                                                        116,105
                                                                   ------------
Entertainment & Leisure (0.86%)
     1,243     Aztar Corp.* .................................             5,360
       230     Carmike Cinemas Inc.* ........................             4,485
       600     Family Golf Centers Inc.* ....................             9,075
     1,084     Foodmaker, Inc.* .............................            14,973
       678     Galoob Toys, Inc.* ...........................             5,000
     1,101     Grand Casinos, Inc.* .........................             9,634
       865     Hollywood Park, Inc.* ........................             8,866
       800     Primadonna Resorts, Inc.* ....................             6,100
     1,929     Shoney's, Inc.* ..............................             4,581
                                                                   ------------
                                                                         68,074
                                                                   ------------
Apparel (1.55%)
       759     Ann Taylor* ..................................            18,453
       800     Goody's Family Clothing* .....................            14,400
       752     Guilford Mills, Inc. .........................            11,045
       668     Gymboree Corp.* ..............................             5,845
     1,673     Hartmax Corp.* ...............................            11,084
       814     Just For Feet, Inc.* .........................            11,549
       790     Mens Wearhouse, Inc.* ........................            18,516
     1,141     Phillips Van Heusen Corp. ....................            10,768
       489     St. John Knits, Inc. .........................             9,322
     1,396     Stride Rite Corp. ............................            12,215
                                                                   ------------
                                                                        123,197
                                                                   ------------
Drugs (1.30%)
       734     Cor Therapeutics, Inc.* ......................             6,996
       512     Cygnus, Inc.* ................................             1,664
       378     ICN Pharmaceuticals, Inc. ....................             5,812
       675     Incyte Pharmaceuticals .......................            13,078
       722     Jones Pharmacy, Inc. .........................            15,072
     1,016     Liposome Company, Inc.* ......................             4,128
       751     N. American Vaccine, Inc.* ...................             5,163
     1,160     Noven Pharmaceuticals* .......................             4,713
       624     Parexel International Corp.* .................            15,522
       854     Roberts Pharmaceuticals* .....................            14,625
       951     Sequus Pharmaceuticals, Inc.* ................             5,825

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Drugs (Continued)
       669     Vertex Pharmaceuticals, Inc.* ................      $     10,202
                                                                   ------------
                                                                        102,800
                                                                   ------------
Hospital Supply & Service (2.87%)
       500     ADAC Laboratories* ...........................            11,219
       650     Coherent, Inc.* ..............................             5,809
     1,028     Indexx Laboratories, Inc.* ...................            17,990
       599     Marquette Med Sys-Cl A* ......................            14,264
       655     Medimmune, Inc.* .............................            31,604
       552     NCS Healthcare, Inc.* ........................             9,315
       851     Patterson Dental Co.* ........................            25,370
       300     Pediatrix Medical Group, Inc.* ...............            11,681
       525     PSS World Medical, Inc.* .....................             8,072
       885     Renal Care Group, Inc.* ......................            17,866
       852     Respironics* .................................             9,798
     1,330     Safeskin Corp.* ..............................            44,888
       899     Sunrise Medical* .............................             7,866
     1,009     Technology Solutions, Inc. * .................            11,540
                                                                   ------------
                                                                        227,282
                                                                   ------------
Liquor (0.20%)
       387     Canadaigua Wine Co., Inc.* ...................            16,157
                                                                   ------------
Printing & Publishing (0.35%)
     1,002     Bowne & Co., Inc. ............................            15,782
       600     Gibson Greetings, Inc.* ......................            11,663
                                                                   ------------
                                                                         27,445
                                                                   ------------
Restaurant (1.87%)
       751     Applebee's Intl., Inc. .......................            13,894
       509     CEC Entertainment, Inc.* .....................            11,612
     1,169     CKE Restaurants, Inc. ........................            36,239
       628     Cheesecake Factory ...........................            10,284
       411     IHOP Corp.* ..................................            15,464
       764     Landry's Seafood Rest.* ......................             6,422
       879     Luby's Cafeterias, Inc. ......................            13,405
     1,004     Ruby Tuesday, Inc. ...........................            14,119
     1,561     Ryan's Family Steak House* ...................            15,903
       682     Sonic Corp.* .................................            10,869
                                                                   ------------
                                                                        148,211
                                                                   ------------
Business Service (2.09%)
       582     BISYS Group, Inc.* ...........................            21,534
       524     Catalina Marketing Corp.* ....................            22,041
     1,141     Ciber, Inc.* .................................            28,668
     1,754     DeVry, Inc.* .................................            31,682
       670     Harland, John H. Co. .........................             8,752
       833     National Data Corp. ..........................            29,155
       566     Norrell Corp. ................................             7,075
       535     Pittson Services - Burlington ................             4,247
       550     Prepaid Legal Services, Inc.* ................            12,203
                                                                   ------------
                                                                        165,357
                                                                   ------------
Office Product (0.17%)
       474     New England Business Srvc ....................            13,154
                                                                   ------------
Health Care Service (1.39%)
     1,024     Coventry Health Care, Inc.* ..................             4,608
       388     Express Scripts, Inc.* .......................            26,093
       758     Genesis Health Ventures* .....................             9,001
       938     Integrated Health Services ...................            18,174
       726     Magellan Health Srvs., Inc.* .................             7,578
       490     Rural/Metro Corp.* ...........................             3,491
       735     Sierra Health Services, Inc.* ................            11,760
       760     Universal Hlth Services - B* .................            29,450
                                                                   ------------
                                                                        110,155
                                                                   ------------
Health & Beauty Aids (0.16%)
       555     Regis Corp. ..................................            12,626
                                                                   ------------

               Total Consumer Non-Durable ...................         1,643,165
                                                                   ------------

Banking & Financial Service (15.33%)
Bank & Bank Holding Co. (5.58%)
       400     BankNorth Group, Inc. ........................            10,950
       400     Carolina First Corp. .........................             8,250
       473     CCB Financial Corp. ..........................            44,965
       641     Centura Banks, Inc. ..........................            36,056
       687     Chemfirst, Inc. ..............................            11,808
       561     Commerce Bank Corp. ..........................            19,705
       565     Cullen/Frost Bankers, Inc. ...................            24,154
       562     First MidWest Bancorp ........................            20,654
       946     Firstbank Puerto Rico ........................            22,586
     1,578     Firstmerit Corp. .............................            34,913
       726     Hubco, Inc. ..................................            19,243
       317     JSB Financial, Inc. ..........................            14,344
     1,305     Keystone Fin., Inc. ..........................            36,377
       300     Queens County Bancorp ........................            10,650
       948     Riggs Natl Corp. .............................            20,856
       300     Silicon Valley Bancshares* ...................             7,331
       877     St. Paul Bancorp .............................            15,128
       450     Trustco Bank Corp. NY ........................            11,953
       473     U.S. Trust Corp. .............................            28,380
     1,000     United Bankshares, Inc. ......................            24,875
       496     Whitney Holding Co. ..........................            18,166
                                                                   ------------
                                                                        441,344
                                                                   ------------
Savings & Loan (0.94%)
       400     Anchor Bancorp WI, Inc. ......................             9,125
       567     Astoria Financial Corp. ......................            20,412
     1,025     Commercial Federal Corp. .....................            22,550
       953     Downey Financial Corp. .......................            21,979
                                                                   ------------
                                                                         74,066
                                                                   ------------
Finance Companies (0.31%)
     1,022     Amresco, Inc.* ...............................            12,647
       681     Pioneer Group, Inc. ..........................            12,215
                                                                   ------------
                                                                         24,862
                                                                   ------------
Investment Companies  (1.48%)
       346     Dain Rauscher Corp. ..........................            12,867
       515     Eaton Vance Corp. ............................            20,471
       696     Legg Mason, Inc. .............................            33,060
     1,125     Raymond James Fncl. Corp. ....................            19,336
       509     SEI Investments Co. ..........................            31,685
                                                                   ------------
                                                                        117,419
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Insurance (4.67%)
       757     Allied Group, Inc. ...........................      $     35,532
       994     American Bankers Ins. Grp ....................            51,564
       469     Delphi Financial Group, Inc.* ................            19,581
     1,010     Enhance Fncl. Svcs. Grp ......................            25,376
       270     Executive Risk, Inc. .........................             9,720
       560     Fidelity National Fin., Inc. .................            15,505
       782     Fremont General Corp. ........................            33,431
       906     Frontier Insurance Group .....................            12,514
       429     Gallagher, Arthur J & Co. ....................            15,873
       419     Life Re Corp. ................................            37,605
       971     Mutual Risk Mgmt., Ltd. ......................            29,130
       400     Nac Re Corp. .................................            18,875
       635     Orion Capital Corp. ..........................            23,654
       737     Selective Insurance Group ....................            13,105
       418     Trenwick Group, Inc. .........................            14,421
       600     Zenith Ntnl. Ins. Corp. ......................            14,175
                                                                   ------------
                                                                        370,061
                                                                   ------------
Real Estate (0.76%)
     1,497     First American Finl.Corp .....................            38,548
       780     Macdermid, Inc. ..............................            21,645
                                                                   ------------
                                                                         60,193
                                                                   ------------
Financial Service (1.59%)
       770     Americredit Corp.* ...........................            19,202
       746     Capital Re Corp. .............................            19,769
       792     Cash American Int'l., Inc. ...................             9,603
       511     CMAC Investment Corp. ........................            19,674
     1,000     E-Trade Group, Inc.* .........................            16,625
       537     Envoy Corp.* .................................            11,680
     1,000     PMT Services, Inc.* ..........................            17,000
       510     Primark Corp.* ...............................            12,049
                                                                   ------------
                                                                        125,602
                                                                   ------------

               Total Banking & Financial Service ............         1,213,547
                                                                   ------------

Utility (3.76%)
Electric (1.64%)
       463     CILCORP, Inc. ................................            23,063
       732     Eastern Utilities Assoc ......................            18,163
       450     Orange & Rockland Utls .......................            24,188
       677     Sierra Pacific Resources .....................            24,753
       573     TNP Enterprises, Inc. ........................            17,011
       455     United Illuminating Co. ......................            22,778
                                                                   ------------
                                                                        129,956
                                                                   ------------
Gas (1.28%)
       728     Atmos Energy Corp. ...........................            20,657
       515     Central Hudson Gas & Elct ....................            21,984
       722     Piedmont Natural Gas, Inc. ...................            20,351
       514     Pool Energy Services Co.* ....................             3,662
       892     Public Service Co. of NC .....................            17,394
     1,192     Southwestern Energy Co. ......................             8,121
     1,176     Vintage Petroleum, Inc. ......................             9,188
                                                                   ------------
                                                                        101,357
                                                                   ------------
Telephone (0.39%)
       914     Billing Concepts Corp.* ......................             8,112
       946     Blount Intl., Inc. - CL A ....................            22,468
                                                                   ------------
                                                                         30,580
                                                                   ------------
Water (0.45%)
       821     Philadelphia Suburban Corp. ..................            20,884
       847     United Water Resources, Inc. .................            15,034
                                                                   ------------
                                                                         35,918
                                                                   ------------

               Total Utility ................................           297,811
                                                                   ------------

Service (2.61%)
Distributor (0.33%)
       479     Hughes Supply, Inc. ..........................            13,053
       594     Kent Electronics Corp.* ......................             5,420
       667     Microage* ....................................             8,087
                                                                   ------------
                                                                         26,560
                                                                   ------------
Pollution Control (0.14%)
       924     Dames & Moore Group ..........................            10,973
                                                                   ------------
Business (0.93%)
       550     Am Oncology Resources* .......................             4,675
       600     Avid Tech Inc.* ..............................            15,150
     1,042     Interim Services, Inc.* ......................            21,361
       450     Mercury Interactive Corp.* ...................            15,131
       700     Superior Services* ...........................            17,413
                                                                   ------------
                                                                         73,730
                                                                   ------------
Miscellaneous (1.21%)
       547     Bassett Furniture Inds., Inc. ................            12,102
       669     Central Parking Corp. ........................            27,638
       448     Stone & Webster, Inc. ........................            15,260
       454     Tetra Technologies, Inc.* ....................             5,760
     1,138     True North Communications ....................            25,890
       971     Tuboscope, Inc.* .............................             8,921
                                                                   ------------
                                                                         95,571
                                                                   ------------

               Total Service ................................           206,834
                                                                   ------------

Transportation (2.64%)
Air Transportation (0.95%)
       907     Air Express ..................................            15,532
     1,644     Comair Holdings, Inc. ........................            41,807
       630     Expeditors Intl Wash, Inc. ...................            17,522
                                                                   ------------
                                                                         74,861
                                                                   ------------
Trucking (1.30%)
       749     American Freightways Corp.* ..................             5,711
     1,107     Fritz Companies, Inc.* .......................             8,856
       810     Heartland Express, Inc.* .....................            12,960
       455     Landstar* ....................................            13,024
       409     M S Carriers, Inc.* ..........................             8,742
     1,489     Rollins Truck Leasing ........................            14,146
       555     US Freightways Corp. .........................            12,453
     1,263     Werner Enterprises, Inc. .....................            18,629
       716     Yellow Corp.* ................................             8,547
                                                                   ------------
                                                                        103,068
                                                                   ------------
Miscellaneous (0.39%)
       723     AAR Corp. ....................................            15,996
       691     Kirby Corp.* .................................            14,684
                                                                   ------------
                                                                         30,680
                                                                   ------------

               Total Transportation .........................           208,609
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Manufacturing (12.03%)
Consumer Durable (1.22%)
       730     Ethan Allen Interiors, Inc. ..................      $     23,725
       683     Intermet Corp. ...............................            10,245
       589     K2, Inc. .....................................            10,860
       506     La-Z-Boy Chair Co. ...........................            26,660
       530     Scotts Company Class A* ......................            15,105
       703     Sturm Ruger & Co., Inc. ......................             9,842
                                                                   ------------
                                                                         96,437
                                                                   ------------
Building & Housing (1.25%)
       443     Butler Manufacturing .........................            10,770
     1,136     Champion Enterprises, Inc.* ..................            26,554
     1,350     D.R. Horton, Inc. ............................            21,600
       500     Florida Rock Inds ............................            13,781
       923     Standard Pacific Corp. .......................            10,903
       540     U.S. Home Corp.* .............................            15,289
                                                                   ------------
                                                                         98,897
                                                                   ------------
Chemical (1.64%)
       616     Brady Corporation ............................            10,318
       670     Cambrex Corp. ................................            15,326
       571     Chemed Corporation ...........................            16,809
       738     Lilly Industries, Inc. .......................            13,745
       821     Mississippi Chemical Corp. ...................            10,314
       512     OM Group, Inc. ...............................            14,720
       989     Regeneron Pharmaceutical* ....................             6,490
       636     Skywest, Inc. ................................            13,356
       862     Susquehanna Bankshares, Inc. .................            16,917
       586     W D-40 Co. ...................................            12,160
                                                                   ------------
                                                                        130,155
                                                                   ------------
Diversified (0.74%)
     1,068     Kemet Corp.* .................................            12,416
       507     Kulicke & Soffa Industries* ..................             6,559
       546     SPS Technologies, Inc.* ......................            22,796
       647     Standard Products, Inc. ......................            16,499
                                                                   ------------
                                                                         58,270
                                                                   ------------
Capital Good (0.51%)
       582     Barnes Group, Inc. ...........................            13,932
       454     Standex International Corp. ..................            10,102
     1,023     Tredegar Industries, Inc. ....................            16,496
                                                                   ------------
                                                                         40,530
                                                                   ------------
Paper & Forest Product (0.68%)
     1,014     Buckeye Technologies, Inc.* ..................            16,034
       474     Caraustar Industries .........................            10,073
       981     Pope & Talbot, Inc. ..........................             8,768
       499     TJ International, Inc. .......................            10,448
       601     Universal Forest Products ....................             8,602
                                                                   ------------
                                                                         53,925
                                                                   ------------
Metal & Mineral (1.66%)
       933     AMCOL International Corp. ....................            10,963
       926     Baldor Electric Co. ..........................            19,041
       669     Castle (A.M.) & Co. ..........................            12,126
       570     Commercial Metals Co. ........................            13,894
     1,418     Helca Mining Co.* ............................             4,874
       525     Myers Industries, Inc. .......................            10,828
       909     Pogo Producing Co. ...........................            10,851
       607     Stillwater Mining Co.* .......................            10,660
       859     UST Corp. ....................................            14,174
       707     Valmont Industries ...........................            10,693
       459     Wolverine Tube, Inc.* ........................            13,454
                                                                   ------------
                                                                        131,558
                                                                   ------------
Container (0.13%)
       823     Shorewood Packaging Corp.* ...................            10,699
                                                                   ------------
Computer (1.26%)
       807     C Cube Microsystems* .........................            11,954
       800     Exabyte Corp.* ...............................             4,300
       691     Gerber Scientific, Inc. ......................            16,368
       250     Hadco Corp.* .................................             5,063
     1,179     Komag, Inc.* .................................             3,242
       320     Kronos, Inc.* ................................            11,880
     1,000     Macromedia, Inc.* ............................            12,563
     1,033     Methode Electronics CL A .....................            12,396
       743     Network Equip. Tech., Inc.* ..................             7,523
       627     Platinum Software Corp.* .....................             7,524
       391     Telxon Corp. .................................             6,696
                                                                   ------------
                                                                         99,509
                                                                   ------------
Non-Ferrous Metal (0.42%)
     1,038     Material Sciences* ...........................             7,850
       998     Mueller Industries* ..........................            25,511
                                                                   ------------
                                                                         33,361
                                                                   ------------
Gold & Precious Metal (0.62%)
       734     Alpharma, Inc. Class A .......................            17,433
       883     Coeur D'Alene Mines* .........................             3,587
       690     Getchell Gold Corp.* .........................             6,210
       934     Zale Corp.* ..................................            21,482
                                                                   ------------
                                                                         48,712
                                                                   ------------
Miscellaneous (1.90%)
     1,141     Arctic Cat, Inc. .............................             9,841
     1,029     Birmingham Steel Corp. .......................             7,074
       952     Delta & Pine Land Co. ........................            40,877
       342     Electro Scientific Inds., Inc.* ..............             6,584
       357     Innovex, Inc. ................................             3,704
       495     Lydall, Inc.* ................................             6,868
       997     Midway Games Inc.* ...........................             9,409
       869     Novellus Systems, Inc.* ......................            23,137
       529     Quanex Corp. .................................            11,506
       534     Regal-Beloit Corp. ...........................            10,480
       788     Roper Industries, Inc. .......................            13,396
       525     Watsco, Inc. .................................             7,678
                                                                   ------------
                                                                        150,554
                                                                   ------------

               Total Manufacturing ..........................           952,607
                                                                   ------------

Technology (12.44%)
Office Equipment (0.16%)
       788     Filenet Corp.* ...............................            12,904
                                                                   ------------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Electronic (2.29%)
       875     Applied Magnetics Co.* .......................      $      3,992
       538     BE Aerospace, Inc.* ..........................            11,197
       825     Burr-Brown Corp.* ............................             9,900
       964     Checkpoint Systems, Inc.* ....................             9,459
       640     Dionex Corp.* ................................            13,800
       562     Etec Systems, Inc.* ..........................            13,558
       430     Integrated Circuit Systems* ..................             2,795
       453     Itron, Inc.* .................................             4,247
     1,020     Read-Rite Corp.* .............................             5,610
     1,042     Sanmina Corp.* ...............................            32,172
       441     Speedfam Int'l., Inc.* .......................             5,457
       593     Ultratech Stepper, Inc.* .....................            10,266
       733     Unitrode Corp.* ..............................             9,117
     1,844     Vitesse Semiconductor* .......................            50,019
                                                                   ------------
                                                                        181,589
                                                                   ------------
Bio-Technology (1.69%)
     1,026     Advanced Tissue Sciences* ....................             2,084
       944     Alliance Pharmaceutical* .....................             3,245
       861     Cephalon, Inc.* ..............................             3,471
       876     Dekalb Genetics Corp. Cl. B ..................            75,853
       834     Enzo Biochem, Inc.* ..........................             6,568
       999     Mycogen Corp.* ...............................            19,980
       700     Pharmaceutical Product Dev.* .................            14,263
       479     Protein Design Labs, Inc.* ...................             8,143
                                                                   ------------
                                                                        133,607
                                                                   ------------
Software (2.00%)
       375     Access Health Inc.* ..........................             8,977
       742     Bantec, Inc.* ................................             9,924
       782     Boole & Babbage, Inc.* .......................            15,689
       535     Broederbund Software, Inc.* ..................             7,457
       768     Cerner Corp.* ................................            16,944
     1,079     Cognex Corp.* ................................            15,106
       540     Computer Task Group, Inc. ....................            13,871
       357     Dialogic Corp.* ..............................             9,550
     1,060     Harbinger Corp.* .............................             7,288
       400     HNC Software* ................................            14,525
       714     Inter Tel, Inc. ..............................             9,550
     1,082     System Software Assoc., Inc.* ................             4,869
     1,169     VanstarCorp.* ................................             8,694
       652     Vantive Corp.* ...............................             5,298
       670     Xircom, Inc.* ................................            10,469
                                                                   ------------
                                                                        158,211
                                                                   ------------
Business - Mechanics & Software (1.93%)
       416     Analogic Corp. ...............................            13,936
       598     Analysts International Corp. .................            12,633
     1,177     Axciom Corp.* ................................            23,614
     1,229     Commscope Inc.* ..............................            16,284
       345     Fair Issac & Company, Inc. ...................            10,673
       503     Henry (Jack) & Assoc .........................            19,931
       540     Hutchinson Technology* .......................             7,324
       375     Hyperion Software Corp.* .....................            10,507
       825     National Instruments Corp.* ..................            20,831
     1,096     Xylan Corp.* .................................            16,714
                                                                   ------------
                                                                        152,447
                                                                   ------------
Business - Service (1.56%)
     1,041     American Mgmt. Systems* ......................            27,847
     1,241     Anixter International* .......................            20,166
       339     Consolidated Graphics* .......................            16,971
       633     Franklin Covey Co.* ..........................            11,869
       635     Helix Technology Corp. .......................             6,509
     1,200     Whitman-Hart* ................................            22,500
       573     Zebra Tech CL A* .............................            17,799
                                                                   ------------
                                                                        123,661
                                                                   ------------
Semiconductor (0.73%)
       599     Dallas Semiconductor Corp. ...................            16,210
       553     Lattice Semiconductor Corp.* .................            13,307
       436     Park Electrochemical Corp. ...................             5,832
       649     Photronics, Inc.* ............................             7,788
     1,136     S3, Inc.* ....................................             3,479
     1,247     VLSI Technology* .............................            11,301
                                                                   ------------
                                                                         57,917
                                                                   ------------
Telecommunication (1.25%)
       601     Allen Telecom, Inc.* .........................             4,282
     1,148     Aspect Telecom. Corp.* .......................            27,337
       890     Auspex Systems, Inc.* ........................             1,780
     1,313     Brightpoint Inc.* ............................            11,899
     1,243     Digital Microwave Corp.* .....................             3,574
     1,702     General Communication* .......................             5,319
     1,360     P Com, Inc.* .................................             5,440
       984     Picturetel Corp.* ............................             5,781
     1,061     Symmetricom, Inc.* ...........................             5,239
     1,013     TCSI Corp.* ..................................             3,356
     1,659     Tel-Save Holdings, Inc.* .....................            24,885
                                                                   ------------
                                                                         98,892
                                                                   ------------
Aerospace Aircraft (0.20%)
       853     Orbital Sciences Corp.* ......................            15,994
                                                                   ------------
Telecom Equipment (0.30%)
       360     Alliant Techsystems, Inc.* ...................            23,625
                                                                   ------------
Miscellaneous (0.33%)
       460     Electroglas, Inc.* ...........................             4,945
       950     National Computer Sys., Inc. .................            20,781
                                                                   ------------
                                                                         25,726
                                                                   ------------

               Total Technology .............................           984,573
                                                                   ------------

Energy (3.42%)
Oil & Gas - Domestic (2.33%)
       751     Barrett Resources Corp.* .....................            15,255
       711     Benton Oil & Gas* ............................             3,511
       765     Cabot Oil & Gas Corp. ........................             9,754
     1,212     Cross Timbers Oil Co. ........................            15,226
       790     Devon Energy Corp. ...........................            20,886
       870     Energen Corp. ................................            13,594

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Oil & Gas - Domestic (Continued)
       782     HS Resources, Inc.* ..........................      $      5,865
       627     KCS Energy, Inc. .............................             2,351
       488     New Jersey Resources .........................            16,440
       792     Newfield Exploration Co. .....................            12,425
       547     Northwest Natural Gas ........................            13,333
     1,019     Ocean Energy, Inc.* ..........................             9,044
       395     Plains Resources, Inc.* ......................             6,073
     2,225     Santa Fe Energy Res.* ........................            16,688
       749     Snyder Oil Corp. .............................            11,141
       692     Southwest Gas ................................            12,586
                                                                   ------------
                                                                        184,172
                                                                   ------------
Oil & Gas - International (0.06%)
       303     St. Mary Land & Explor .......................             5,018
                                                                   ------------
Oil & Gas - Service (0.41%)
       762     Global Industrial Tech.* .....................             4,572
       688     Oceaneering International* ...................             6,407
       656     Offshore Logistics, Inc.* ....................             5,904
     1,142     Pride Petroleum Services* ....................             9,065
       687     Seitel, Inc.* ................................             6,183
                                                                   ------------
                                                                         32,131
                                                                   ------------
Natural Gas (0.39%)
       647     Pennsylvania Enterprises .....................            14,072
       804     Wicor, Inc. ..................................            17,186
                                                                   ------------
                                                                         31,258
                                                                   ------------
Miscellaneous (0.23%)
     1,146     General Semiconductor, Inc.* .................             7,377
     1,087     Input/Output, Inc.* ..........................            10,598
                                                                   ------------
                                                                         17,975
                                                                   ------------

               Total Energy .................................           270,554
                                                                   ------------
               Total Common Stock
                 (cost $8,685,314) ..........................         6,857,623
                                                                   ------------

      Par
     Value
     -----

Short-Term Investments (14.65%)

               United States Treasury Bill
 $1,050,000    5.200% 09/17/98 (b) ..........................         1,047,654

    112,034    Firstar Institutional Money Market Fund ......           112,034
                                                                   ------------
               Total Short-Term Investments (Cost $1,159,688)         1,159,688
                                                                   ------------
               Total Investments (Cost $9,845,002) (101.28%)          8,017,311

               Liabilities in Excess of Other Assets (-1.28%)          (101,059)
                                                                   ------------
                 Net Assets (100.00%) .......................      $  7,916,252
                                                                   ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $9,845,002. At August 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

          Unrealized appreciation ...........................      $    571,928
          Unrealized depreciation ...........................        (2,399,619)
                                                                   ------------
            Net unrealized depreciation .....................      $ (1,827,691)
                                                                   ============

(b) At August 31, 1998, certain United States Treasury Bills with a market value of $99,771 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1998 (Contracts-$500 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
          Russell 2000 Stock Index:
            6/Sept. 98/Long .................................      $   (287,829)
                                                                   ============

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

COMMON STOCK (70.77%)
Capital Good (2.84%)
Production (0.39%)
     1,100     Cooper Inds., Inc. ...........................      $     46,819
                                                                   ------------
Electrical Equipment (2.45%)
     3,700     General Electric .............................           296,000
                                                                   ------------

               Total Capital Good ...........................           342,819
                                                                   ------------

Consumer Cyclical (7.47%)
Building Material (0.64%)
     1,800     Johnson Controls, Inc. .......................            77,063
                                                                   ------------
Auto & Truck (4.49%)
     5,400     Chrysler Corp. ...............................           240,975
     5,340     Ford Motor Co. ...............................           234,960
     1,150     General Motors Corp. .........................            66,413
                                                                   ------------
                                                                        542,348
                                                                   ------------
Retail-General (2.34%)
     2,830     May Dept. Stores Co. .........................           159,188
     2,000     JC Penney Co. ................................            99,125
     1,160     The Limited, Inc. ............................            24,215
                                                                   ------------
                                                                        282,528
                                                                   ------------

               Total Consumer Cyclical ......................           901,939
                                                                   ------------

Consumer Non-Durable (8.91%)
Health Care (0.26%)
       750     Bausch & Lomb, Inc. ..........................            31,734
                                                                   ------------
Food, Beverage & Tobacco (1.77%)
     4,000     H.J. Heinz Co. ...............................           213,250
                                                                   ------------
Retail, Food and Drugs (0.84%)
     2,000     Albertson's, Inc. ............................           101,125
                                                                   ------------
Communications and Media (0.96%)
     4,000     New York Times Class A .......................           116,000
                                                                   ------------
Drugs (1.50%)
     1,350     Baxter International, Inc. ...................            71,888
     1,120     Bristol-Myers/Squibb Co. .....................           109,620
                                                                   ------------
                                                                        181,508
                                                                   ------------
Cosmetic & Soap (1.41%)
     1,200     Avon Products, Inc. ..........................            75,450
     1,320     Colgate Palmolive Co. ........................            95,205
                                                                   ------------
                                                                        170,655
                                                                   ------------
Office Supplies (0.91%)
     2,000     Avery Dennison ...............................           110,407
                                                                   ------------
Printing & Publishing (1.26%)
     2,000     McGraw Hill Cos., Inc. .......................           152,500
                                                                   ------------

               Total Consumer Non-Durable ...................         1,077,179
                                                                   ------------
Banking & Finance (19.70%)
Bank & Bank Holding Co. (11.83%)
     4,544     Banc One Corp. ...............................           172,672
     1,800     Bankers Trust Corp. ..........................           133,763
     5,200     Chase Manhattan Corp. ........................           275,600
     2,790     First Chicago NBD Corp .......................           176,816
     5,832     First Union Corp. ............................           282,852
     1,400     Fleet Financial Group, Inc. ..................            91,788
     2,000     Mellon Bank Corp. ............................           104,000
     2,000     PNC Financial Corp. ..........................            86,000
       375     Wells Fargo & Co. ............................           105,703
                                                                   ------------
                                                                      1,429,194
                                                                   ------------
Finance Company (1.29%)
     2,000     American Express Co. .........................           156,000
                                                                   ------------
Insurance (4.22%)
     2,400     American General Corp. .......................           154,200
     2,000     Cigna Corp. ..................................           116,375
     1,000     Lincoln National Corp. .......................            86,000
     3,150     Marsh & McLennan .............................           152,775
                                                                   ------------
                                                                        509,350
                                                                   ------------
Financial Service (2.36%)
     4,000     Conseco, Inc. ................................           110,500
     3,000     Morgan Stanley Dean Witter ...................           174,188
                                                                   ------------
                                                                        284,688
                                                                   ------------

               Total Banking & Finance ......................         2,379,232
                                                                   ------------

Utility (14.36%)
Electric (4.09%)
     2,000     DTE Energy Co. ...............................            87,000
     1,700     Duke Power ...................................           106,038
     3,000     Houston Industries ...........................            88,687
     5,000     Texas Utilities Co. ..........................           212,500
                                                                   ------------
                                                                        494,225
                                                                   ------------
Telephone (6.94%)
     3,677     AllTell Corp. ................................           165,925
     1,700     AT&T Corp. ...................................            85,213
     5,860     Ameritech Corp. ..............................           276,153
     7,060     Bell Atlantic Corp. ..........................           311,523
                                                                   ------------
                                                                        838,814
                                                                   ------------
Energy (3.33%)
     3,000     FPL Group, Inc. ..............................           199,688
     7,180     Southern Co. .................................           201,938
                                                                   ------------
                                                                        401,626
                                                                   ------------

               Total Utility ................................         1,734,665
                                                                   ------------

Manufacturing (6.05%)
Consumer Durable (1.29%)
     2,000     Eastman Kodak ................................           156,250
                                                                   ------------
Chemical (3.14%)
     3,700     E.I.Dupont De Nemours & Co. ..................           213,444
     7,200     Williams Companies, Inc. .....................           165,600
                                                                   ------------
                                                                        379,044
                                                                   ------------
Metal & Mineral (1.62%)
     1,500     Aluminum Co. of America ......................            91,688

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                August 31, 1998

   Shares                                                              Value
   ------                                                              -----

Metal & Mineral (Continued)
     4,000     USX-Marathon .................................      $    104,000
                                                                   ------------
                                                                        195,688
                                                                   ------------

               Total Manufacturing ..........................           730,982
                                                                   ------------
Technology (5.41%)
Electronic (0.56%)
     2,120     Harris Corp. .................................            67,575
                                                                   ------------

Business-Mechanic & Software (3.23%)
     5,200     Pitney Bowes, Inc. ...........................           258,050
     1,500     Xerox Corp. ..................................           131,719
                                                                   ------------
                                                                        389,769
                                                                   ------------
Aerospace Aircraft (1.62%)
     1,840     General Dynamics Corp. .......................            87,515
     1,000     Rockwell Int'l. Corp. ........................            36,250
     1,000     United Technologies Corp. ....................            72,563
                                                                   ------------
                                                                        196,328
                                                                   ------------

               Total Technology .............................           653,672
                                                                   ------------

Energy (6.03%)
Oil & Gas (1.43%)
     4,225     Phillips Petroleum Co. .......................           172,433
                                                                   ------------

Oil & Gas International (3.99%)
     1,250     Chevron Corp. ................................            92,578
     4,360     Exxon Corp. ..................................           285,308
     1,500     Mobil Corp. ..................................           103,688
                                                                   ------------
                                                                        481,574
                                                                   ------------
Energy Raw Material (0.61%)
     2,900     Dresser Industries ...........................            74,131
                                                                   ------------

               Total Energy .................................           728,138
                                                                   ------------

Total Common Stock
  (cost $8,031,896) .........................................         8,548,626
                                                                   ------------

       Par
      Value
      -----

Short-Term Investments (29.32%)
          United States Treasury Bill
$ 3,550,000    5.200% 09/17/98 (b) ..........................         3,542,029
                                                                   ------------

               Total Short-Term Investments (Cost $3,542,029)         3,542,029
                                                                   ------------
               Total Investments (Cost $11,573,925) (100.09%)        12,090,655

               Liabilities in Excess of Other Assets (-0.09%)           (10,599)
                                                                   ------------
                 Net Assets (100.00%) .......................      $ 12,080,056
                                                                   ============

---------------
(a) Aggregate cost for federal income tax purposes is $11,573,925. At August 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

          Unrealized appreciation ...........................      $  1,040,850
          Unrealized depreciation ...........................          (524,120)
                                                                   ------------
            Net unrealized appreciation .....................      $    516,730
                                                                   ============

(b) At August 31, 1998, certain United States Treasury Bills with a market value of $199,542 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 1998 (Contracts-$250 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
          S&P BARRA/Value Stock Index:
            36/September 98/Long ............................      $   (856,199)
                                                                   ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1998

                                                       California       California     California
                                                        Tax-Free         Tax-Free        Insured
                                                      Money Market        Income      Intermediate
                                                          Fund             Fund           Fund
                                                     -------------    -------------   -------------
ASSETS
   Investments at market value (identified cost
   $90,015,369, $203,262,995 and $22,230,343,
   respectively) (Note 1) ........................   $  90,015,369    $ 223,866,556   $  23,228,949
   Cash ..........................................          34,703           82,053          45,792
   Interest receivable ...........................         468,113        3,036,041         333,426
   Receivable for fund shares sold ...............       1,068,070           39,171           1,651
                                                     -------------    -------------   -------------
      Total assets ...............................      91,586,255      227,023,821      23,609,818
                                                     -------------    -------------   -------------
LIABILITIES
   Payable for investments purchased .............       3,100,000        1,042,600              --
   Payable for fund shares repurchased ...........         199,753          145,659              --
   Payable to Investment Advisor .................          20,971           89,621           5,980
   Accrued expenses ..............................          24,319           43,881           9,434
   Distributions payable .........................           5,405          194,995          22,521
                                                     -------------    -------------   -------------
      Total liabilities ..........................       3,350,448        1,516,756          37,935
                                                     -------------    -------------   -------------
Net Assets:
   (Applicable to 88,299,178; 17,105,733 and
   2,158,384 shares of beneficial interest with no
   par value, unlimited number of shares
   authorized) ...................................   $  88,235,807    $ 225,507,065   $  23,571,883
                                                     =============    =============   =============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $88,235,807 / 88,299,178 shares ...............   $        1.00
                                                     =============
   $225,507,065 / 17,105,733 shares ..............                    $       13.18
                                                                      =============
   $23,571,883 / 2,158,384 shares ................                                    $       10.92
                                                                                      =============
Net assets at August 31, 1998 consisted of:
   Paid-in capital ...............................   $  88,264,727    $ 203,427,634   $  22,295,437
   Undistributed net investment income ...........              --          100,095          17,914
   Accumulated net realized gains (losses) .......         (28,920)       1,375,775         259,926
   Unrealized appreciation of investments ........              --       20,603,561         998,606
                                                     -------------    -------------   -------------
                                                     $  88,235,807    $ 225,507,065   $  23,571,883
                                                     =============    =============   =============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1998

                                                      U.S.         The United
                                                   Government        States        S&P 500       S&P MidCap
                                                   Securities       Treasury        Index          Index
                                                      Fund           Trust          Fund            Fund
                                                  ------------   ------------   ------------    ------------
ASSETS
   Investments at market value (identified cost
   $29,665,574, $46,236,532, $63,087,264
   and $35,158,609, respectively) (Note 1) ....   $ 32,201,522   $ 46,236,532   $ 88,921,929    $ 39,425,218
   Cash .......................................         48,628         72,327             --          46,386
   Interest receivable ........................        233,904             --         14,496           2,759
   Dividends receivable .......................             --             --        129,959          40,981
   Receivable for fund shares sold ............        556,217        293,832        103,628           1,372
   Receivable for investments sold ............      3,105,180             --          2,962         795,172
                                                  ------------   ------------   ------------    ------------
      Total assets ............................     36,145,451     46,602,691     89,172,974      40,311,888
                                                  ------------   ------------   ------------    ------------
LIABILITIES
   Payable to Investment Advisor ..............         13,721          8,840            512           7,995
   Accrued expenses ...........................         12,072         18,978         20,990          10,578
   Payable for investments purchased ..........             --             --             --          52,063
   Payable for fund shares repurchased ........         12,925      2,231,347        625,010         133,376
   Distributions payable ......................         43,387          2,515             --              --
   Variation margin payable ...................             --             --        859,465         253,260
   Cash overdraft .............................             --             --         46,394              --
                                                  ------------   ------------   ------------    ------------
      Total liabilities .......................         82,105      2,261,680      1,552,371         457,272
                                                  ------------   ------------   ------------    ------------
Net Assets:
   (Applicable to 3,191,776; 44,333,804;
   4,193,297 and 2,586,361 shares of
   beneficial interest with no par value,
   unlimited number of shares authorized) .....   $ 36,063,346   $ 44,341,011   $ 87,620,603    $ 39,854,616
                                                  ============   ============   ============    ============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $36,063,346 / 3,191,776 shares .............   $      11.30
                                                  ============
   $44,341,011 / 44,333,804 shares ............                  $       1.00
                                                                 ============
   $87,620,603 / 4,193,297 shares .............                                 $      20.90
                                                                                ============
   $39,854,616 / 2,586,361 shares .............                                                 $      15.41
                                                                                                ============
   Net assets at August 31, 1998 consisted of:
   Paid-in capital ............................   $ 32,983,931   $ 44,333,804   $ 62,097,122    $ 31,715,568
   Undistributed net investment income ........         98,393             --        286,510          20,118
   Undistributed net realized gains ...........        445,074          7,207      1,242,492       4,715,021
   Unrealized appreciation
      of investments ..........................      2,535,948             --     25,834,665       4,266,609
   Unrealized depreciation of futures contracts             --             --     (1,840,186)       (862,700)
                                                  ------------   ------------   ------------    ------------
                                                  $ 36,063,346   $ 44,341,011   $ 87,620,603    $ 39,854,616
                                                  ============   ============   ============    ============

                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1998

                                                          S&P
                                                        SmallCap         Equity
                                                       Index Fund     Income Fund
                                                      ------------    ------------
ASSETS
   Investments at market value
   (identified cost $9,845,002
   and $11,573,925, respectively) (Note 1) ........   $  8,017,311    $ 12,090,655
   Interest receivable ............................            694             575
   Dividends receivable ...........................          4,797          29,262
   Receivable for fund shares sold ................            819             598
   Receivable from Investment Advisor .............            387              --
   Receivable for investments sold ................             --       1,470,280
   Deferred organization costs ....................          7,749          15,339
                                                      ------------    ------------
      Total assets ................................      8,031,757      13,606,709
                                                      ------------    ------------
LIABILITIES
   Payable for investments purchased ..............         30,960         668,915
   Payable to Investment Advisor ..................             --           5,710
   Payable for fund shares repurchased ............          9,728         468,184
   Variation margin payable .......................         65,850         301,500
   Cash overdraft .................................             --          71,479
   Accrued expenses ...............................          8,967          10,865
                                                      ------------    ------------
      Total liabilities ...........................        115,505       1,526,653
                                                      ------------    ------------
Net Assets:
   (Applicable to 836,548 and 1,008,649
   shares of beneficial interest with no par value,
   unlimited number of shares authorized) .........   $  7,916,252    $ 12,080,056
                                                      ============    ============
Pricing of Shares:
   Net asset value, offering and
   redemption price per share
   $7,916,252 / 836,548 shares ....................   $       9.46
                                                      ============
   $12,080,056 / 1,008,649 shares .................                   $      11.98
                                                                      ============

   Net assets at August 31, 1998 consisted of:
   Paid-in capital ................................   $  9,745,726    $ 12,317,338
   Undistributed net investment income ............             --          35,033
   Undistributed net realized gains ...............        286,046          67,154
   Unrealized appreciation (depreciation)
      of investments ..............................     (1,827,691)        516,730
   Unrealized depreciation
      of futures contracts ........................       (287,829)       (856,199)
                                                      ------------    ------------
                                                      $  7,916,252    $ 12,080,056
                                                      ============    ============

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1998

                                                       California     California    California
                                                        Tax-Free       Tax-Free       Insured
                                                      Money Market      Income     Intermediate
                                                          Fund           Fund          Fund
                                                      -----------    -----------   -----------
Investment Income:
   Interest income ................................   $ 3,437,879    $11,091,045   $ 1,077,577
                                                      -----------    -----------   -----------
Expenses:
   Management fees (Note 2) .......................       505,199      1,032,319       116,198
   Transfer agent fees ............................        35,051         65,433        10,771
   Accounting services ............................        38,805        107,017        18,267
   Custodian fees .................................        20,215         32,053         4,798
   Legal and audit fees ...........................        10,970         73,576         5,047
   Trustees fees ..................................         3,985          4,007         4,005
   Insurance ......................................           904          1,523           174
   Printing .......................................         1,908          5,686           925
   Registration & dues ............................         3,119          3,957         2,421
                                                      -----------    -----------   -----------
      Total expenses ..............................       620,156      1,325,571       162,606
         Less reimbursement from manager (Note 2) .      (213,549)            --       (34,788)
                                                      -----------    -----------   -----------
      Net expenses ................................       406,607      1,325,571       127,818
                                                      -----------    -----------   -----------
         Net investment income ....................     3,031,272      9,765,474       949,759
                                                      -----------    -----------   -----------
Realized and Unrealized Gain on Investments:
   Net realized gain from security transactions ...            --      1,369,389       274,305
   Change in unrealized appreciation of investments            --      7,631,252       283,895
                                                      -----------    -----------   -----------
   Net realized and unrealized gain on
      investments .................................            --      9,000,641       558,200
                                                      -----------    -----------   -----------
   Net increase in net assets resulting
      from operations .............................   $ 3,031,272    $18,766,115   $ 1,507,959
                                                      ===========    ===========   ===========

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                         For Year Ended August 31, 1998

                                                         U.S.        The United
                                                      Government       States        S&P 500         S&P MidCap
                                                      Securities      Treasury        Index            Index
                                                         Fund           Trust          Fund             Fund
                                                      -----------    -----------    -----------     -----------
Investment Income:
   Interest income ................................   $ 2,064,668    $ 2,474,154    $   440,483     $   261,863
   Dividend income ................................            --             --      1,231,074         552,386
                                                      -----------    -----------    -----------     -----------
      Total .......................................     2,064,668      2,474,154      1,671,557         814,249
                                                      -----------    -----------    -----------     -----------
Expenses:
   Management fees (Note 2) .......................       168,159        238,447        217,634         203,446
   Transfer agent fees ............................        16,335         15,710         25,207          14,257
   Accounting services ............................        19,971         21,979         41,865          26,504
   Custodian fees .................................         8,303          7,922         18,523           9,152
   Legal and audit fees ...........................         6,074          6,370         11,653           6,016
   Trustees fees ..................................         1,999          1,932          1,993           1,989
   Insurance ......................................           226            333          7,165             360
   Printing .......................................         1,740            780          4,312           2,546
   Registration & dues ............................         5,939         14,091         13,341          10,160
   Standard & Poor's licensing fees ...............            --             --         10,000          10,000
                                                      -----------    -----------    -----------     -----------
      Total expenses ..............................       228,746        307,564        351,693         284,430
         Less reimbursement from manager (Note 2) .       (10,318)      (116,733)      (173,969)*       (80,984)*
                                                      -----------    -----------    -----------     -----------
      Net expenses ................................       218,428        190,831        177,724         203,446
                                                      -----------    -----------    -----------     -----------
         Net investment income ....................     1,846,240      2,283,323      1,493,833         610,803
                                                      -----------    -----------    -----------     -----------
Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain from security transactions ...       533,683          7,101        401,247       4,397,743
   Net realized gain from futures contracts .......            --             --      1,118,763         686,563
   Change in unrealized appreciation of investments     2,531,385             --      3,903,283      (8,335,339)
   Change in unrealized gain from futures contracts            --             --     (2,115,151)     (1,183,655)
                                                      -----------    -----------    -----------     -----------
   Net realized and unrealized gain (loss) on
      investments .................................     3,065,068          7,101      3,308,142      (4,434,688)
                                                      -----------    -----------    -----------     -----------
   Net increase (decrease) in net assets resulting
      from operations .............................   $ 4,911,308    $ 2,290,424    $ 4,801,975     $(3,823,885)
                                                      ===========    ===========    ===========     ===========

* During fiscal year ended August 31, 1997 the Manager received monies in the form of quarterly account fees from shareholders of the S&P 500 Index Fund and the S&P MidCap Index Fund to offset custody expenses. For the fiscal year ended August 31, 1997 the manager received $14,668 from the S&P 500 Index Fund shareholders and $10,190 from the S&P MidCap Index Fund shareholders, which monies were applied to the Funds' custody charges, reducing the Funds' operating expenses. The reduction in the Funds' operating expenses had the effect of lowering the amount of out-of-pocket reimbursements by the Manager in that fiscal year to $136,648 for the S&P 500 Index Fund and $73,770 for the S&P MidCap Fund. Since September 1, 1997, the Manager has made arrangements for quarterly account fees to be paid directly to the custodian.

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                           Year ended August 31, 1998

                                                             S&P
                                                           SmallCap        Equity
                                                            Index          Income
                                                             Fund           Fund
                                                         -----------    -----------
Investment Income:
   Interest income ...................................   $   101,415    $   192,890
   Dividend income ...................................        61,509        208,000
                                                         -----------    -----------
      Total ..........................................       162,924        400,890
                                                         -----------    -----------
Expenses:
   Management fees (Note 2) ..........................        48,850         57,707
   Transfer agent fees ...............................        12,840         10,806
   Accounting services ...............................        15,937         12,235
   Custodian fees ....................................        12,859          5,867
   Legal and audit fees ..............................         6,442          7,302
   Trustees fees .....................................         1,999          2,032
   Insurance .........................................            56             48
   Printing ..........................................         1,487            996
   Registration & dues ...............................         3,116          3,123
   Standard & Poor's licensing fees ..................         1,000             --
   Amortization of deferred organizational costs .....         2,515          5,117
                                                         -----------    -----------
      Total expenses .................................       107,101        105,233
         Less reimbursement from manager (Note 2) ....       (43,596)       (15,526)
                                                         -----------    -----------
      Net expenses ...................................        63,505         89,707
                                                         -----------    -----------
         Net investment income .......................        99,419        311,183
                                                         -----------    -----------
Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) from security transactions       460,964       (175,735)
   Net realized gain (loss) from futures contracts ...      (125,034)       398,923
   Change in unrealized appreciation of investments ..    (2,376,553)      (247,662)
   Change in unrealized gain from futures contracts ..      (337,712)      (964,544)
                                                         -----------    -----------
   Net realized and unrealized loss on
      investments ....................................    (2,378,335)      (989,018)
                                                         -----------    -----------
   Net decrease in net assets resulting
      from operations ................................   $(2,278,916)   $  (677,835)
                                                         ===========    ===========

                 See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      California Tax-Free               California Tax-Free
                                                       Money Market Fund                    Income Fund
                                                ------------------------------    ------------------------------
                                                  Year Ended       Year Ended       Year Ended       Year Ended
                                                  August 31,       August 31,       August 31,       August 31,
                                                     1998             1997             1998             1997
                                                -------------    -------------    -------------    -------------
OPERATIONS:
   Net investment income ....................   $   3,031,272    $   2,947,243    $   9,765,474    $   9,627,463
   Net realized gain on investments .........              --            5,971        1,369,389        3,204,625
   Change in unrealized
      appreciation of investments ...........              --               --        7,631,252        6,012,149
                                                -------------    -------------    -------------    -------------
   Net increase in net
      assets resulting from operations ......       3,031,272        2,953,214       18,766,115       18,844,237
   Undistributed investment income
      included in price of shares sold
      and repurchased .......................              --               --           16,214           84,784
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
      income ................................      (3,031,272)      (2,947,243)      (9,822,283)      (9,602,319)
   Distributions from realized capital
      gains on investments ..................              --               --       (3,103,352)              --
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions ..........................      (4,582,382)     (10,589,839)       7,451,978        7,946,108
                                                -------------    -------------    -------------    -------------
   Total increase (decrease) ................      (4,582,382)     (10,583,868)      13,308,672       17,272,810
NET ASSETS
   Beginning of Year ........................      92,818,189      103,402,057      212,198,393      194,925,583
                                                -------------    -------------    -------------    -------------
   End of Year* .............................   $  88,235,807    $  92,818,189    $ 225,507,065    $ 212,198,393
                                                =============    =============    =============    =============
   *  Including undistributed net
      investment income of:                     $          --    $          --    $     100,095    $     111,572
                                                =============    =============    =============    =============

                 See accompanying notes to financial statements

                                                      California Insured               U.S. Government
                                                      Intermediate Fund                Securities Fund
                                                ----------------------------    ----------------------------
                                                  Year Ended      Year Ended      Year Ended      Year Ended
                                                  August 31,      August 31,      August 31,      August 31,
                                                     1998            1997            1998            1997
                                                ------------    ------------    ------------    ------------
OPERATIONS:
   Net investment income ....................   $    949,759    $  1,077,425    $  1,846,240    $  1,814,151
   Net realized gain  on investments ........        274,305         130,038         533,683         181,246
   Change in unrealized
      appreciation of investments ...........        283,895         552,302       2,531,385         889,918
                                                ------------    ------------    ------------    ------------
      Net increase in net
      assets resulting from operations ......      1,507,959       1,759,765       4,911,308       2,885,315
   Undistributed investment income
      included in price of shares sold
      and repurchased .......................         (5,053)         (6,547)          1,244            (875)
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
      income ................................       (952,340)     (1,068,379)     (1,883,906)     (1,804,334)
   Distributions from realized capital
      gains on investments ..................       (110,654)             --        (219,220)       (401,287)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions ..........................     (1,257,783)       (501,814)      1,977,133       1,510,204
                                                ------------    ------------    ------------    ------------
   Total increase (decrease) ................       (817,871)        183,025       4,786,559       2,189,023
NET ASSETS
   Beginning of Year ........................     24,389,754      24,206,729      31,276,787      29,087,764
                                                ------------    ------------    ------------    ------------
   End of Year* .............................   $ 23,571,883    $ 24,389,754    $ 36,063,346    $ 31,276,787
                                                ============    ============    ============    ============

   *  Including undistributed net
      investment income of: .................   $     17,914    $     10,249    $     98,393    $     51,427
                                                ============    ============    ============    ============

                 See accompanying notes to financial statements

                                                       The United States
                                                         Treasury Trust
                                                ------------------------------
                                                  Year Ended       Year Ended
                                                  August 31,       August 31,
                                                     1998             1997
                                                -------------    -------------
OPERATIONS:
   Net investment income ....................   $   2,283,323    $   2,030,379
   Net realized gain (loss) on investments ..           7,101           (1,524)
                                                -------------    -------------
   Net increase in net
      assets resulting from operations ......       2,290,424        2,028,855

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
      income ................................      (2,283,323)      (2,030,379)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions ..........................     (60,175,066)      66,607,794
                                                -------------    -------------
   Total increase (decrease) ................     (60,167,965)      66,606,270
NET ASSETS
   Beginning of year ........................     104,508,976       37,902,706
                                                -------------    -------------
   End of year* .............................   $  44,341,011    $ 104,508,976
                                                =============    =============
   *  Including undistributed net
      investment income of: .................   $          --    $          --
                                                =============    =============

                 See accompanying notes to financial statements

                                                          S&P 500                        S&P MidCap
                                                         Index Fund                      Index Fund
                                                ----------------------------    ----------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 August 31,      August 31,      August 31,      August 31,
                                                    1998            1997            1998            1997
                                                ------------    ------------    ------------    ------------
OPERATIONS:
   Net investment income ....................   $  1,493,833    $  1,241,962    $    610,803    $    545,773
   Net realized gain on investments .........        401,247         217,651       4,397,743       2,948,458
   Net realized gain on
      futures contracts .....................      1,118,763       1,325,380         686,563         534,845
   Change in unrealized
      appreciation of investments ...........      3,903,283      15,741,854      (8,335,339)      7,983,701
   Change  in unrealized
      appreciation of futures contracts .....     (2,115,151)        354,370      (1,183,655)        324,290
                                                ------------    ------------    ------------    ------------
   Net increase (decrease) in net
      assets resulting from operations ......      4,801,975      18,881,217      (3,823,885)     12,337,067
   Undistributed investment income
      included in price of shares sold
      and repurchased .......................         22,942          23,729          (3,241)          1,875
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
      income ................................     (1,315,692)     (1,199,941)       (609,429)       (531,399)
   Distributions from realized capital
      gains on investments ..................     (1,420,007)       (870,328)     (3,571,025)     (1,714,021)
CAPITAL SHARE
   TRANSACTIONS:
   Increase in net assets
      resulting from capital share
      transactions ..........................     13,671,516      11,175,794       1,591,295       2,618,293
                                                ------------    ------------    ------------    ------------
   Total increase (decrease) ................     15,760,734      28,010,471      (6,416,285)     12,711,815
NET ASSETS
   Beginning of Year ........................     71,859,869      43,849,398      46,270,901      33,559,086
                                                ------------    ------------    ------------    ------------
   End of Year* .............................   $ 87,620,603    $ 71,859,869    $ 39,854,616    $ 46,270,901
                                                ============    ============    ============    ============
   *  Including undistributed net
      investment income of: .................   $    286,510    $    108,369    $     20,118    $     98,859
                                                ============    ============    ============    ============

                 See accompanying notes to financial statements

                                                       S&P SmallCap                     Equity
                                                        Index Fund                    Income Fund
                                             ----------------------------    ----------------------------
                                              Year Ended    October 2, 1996*  Year Ended   September 4, 1996*
                                              August 31,           to         August 31,           to
                                                 1998       August 31, 1997      1998       August 31, 1997
                                             ------------    ------------    ------------    ------------
OPERATIONS:
   Net investment income .................   $     99,419    $     58,804    $    311,183    $    146,075
   Net realized gain (loss) on investments        460,964          60,141        (175,735)          1,693
   Net realized gain (loss) on
      futures contracts ..................       (125,034)        165,958         398,923         200,285
   Change in unrealized
      appreciation of investments ........     (2,376,553)        548,862        (247,662)        764,392
   Change in unrealized
      appreciation of futures contracts ..       (337,712)         49,883        (964,544)        108,345
                                             ------------    ------------    ------------    ------------
   Net increase (decrease) in net
      assets resulting from operations ...     (2,278,916)        883,648        (677,835)      1,220,790
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................          8,068          13,450          16,013          31,249
DISTRIBUTIONS TO
   SHAREHOLDERS:
   Dividends from net investment
      income .............................       (106,655)        (58,486)       (306,453)       (126,024)
   Distributions from realized capital
      gains on investments ...............       (301,178)             --        (304,321)        (53,691)
CAPITAL SHARE
   TRANSACTIONS:
   Increase in net assets
      resulting from capital share
      transactions .......................      4,662,012       5,094,309       3,606,133       8,674,195
                                             ------------    ------------    ------------    ------------
   Total increase ........................      1,983,331       5,932,921       2,333,537       9,746,519
NET ASSETS
   Beginning of Year .....................      5,932,921              --       9,746,519              --
                                             ------------    ------------    ------------    ------------
   End of Year** .........................   $  7,916,252    $  5,932,921    $ 12,080,056    $  9,746,519
                                             ============    ============    ============    ============
   ** Including undistributed net
      investment income of: ..............   $         --    $     13,768    $     35,033    $     51,300
                                             ============    ============    ============    ============

   *  Commencement of Operations

                 See accompanying notes to financial statements

                                                      California Tax Free Income Fund
                                         -------------------------------------------------------------
                                                 Year Ended                       Year Ended
                                               August 31, 1998                  August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................      13,772,812    $ 178,386,066       15,518,073    $ 195,235,391
Shares issued in reinvestment of
   distributions ..................         758,108        9,811,775          556,169        7,038,369
                                         ----------    -------------       ----------    -------------
                                         14,530,920      188,197,841       16,074,242      202,273,760
Shares repurchased ................     (13,928,582)    (180,745,863)     (15,411,321)    (194,327,652)
                                         ----------    -------------       ----------    -------------
   Net increase ...................         602,338    $   7,451,978          662,921    $   7,946,108
                                         ==========    =============       ==========    =============

                                                     California Insured Intermediate Fund
                                         -------------------------------------------------------------
                                                 Year Ended                       Year Ended
                                               August 31, 1998                  August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................         460,985    $   4,960,936          553,257    $   5,868,595
Shares issued in reinvestment of
   distributions ..................          68,160          734,678           65,488          694,600
                                         ----------    -------------       ----------    -------------
                                            529,145        5,695,614          618,745        6,563,195
Shares repurchased ................        (646,021)      (6,953,397)        (665,994)      (7,065,009)
                                         ----------    -------------       ----------    -------------
   Net decrease ...................        (116,876)   $  (1,257,783)         (47,249)   $    (501,814)
                                         ==========    =============       ==========    =============

                                             California Tax-Free               The United States
                                              Money Market Fund                  Treasury Trust
                                      --------------------------------  --------------------------------
                                         Year ended      Year ended        Year Ended      Year Ended
                                      August 31, 1998  August 31, 1997  August 31, 1998  August 31, 1997
                                      --------------------------------  --------------------------------
                                        Shares/Value    Shares/Value      Shares/Value    Shares/Value
                                        ------------    ------------      ------------    ------------
Shares sold .......................     278,519,260      227,563,107      141,142,619      177,112,223
Shares issued in reinvestment of
   distributions ..................       2,875,691        2,752,018        2,130,742        1,911,369
                                         ----------    -------------       ----------    -------------
                                        281,394,951      230,315,125      143,273,361      179,023,592
Shares repurchased ................    (285,977,333)    (240,904,964)    (203,448,427)    (112,415,798)
                                         ----------    -------------       ----------    -------------
   Net increase (decrease) ........      (4,582,382)     (10,589,839)     (60,175,066)      66,607,794
                                         ==========    =============       ==========    =============

                 See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       U.S. Government Securities Fund
                                         -------------------------------------------------------------
                                                 Year Ended                       Year Ended
                                               August 31, 1998                  August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................       1,569,018    $  16,951,443          902,210    $   9,397,314
Shares issued in reinvestment of
   distributions ..................         135,540        1,463,419          140,590        1,478,128
                                         ----------    -------------       ----------    -------------
                                          1,704,558       18,414,862        1,042,800       10,875,442
Shares repurchased ................      (1,525,106)     (16,437,729)        (897,543)      (9,365,238)
                                         ----------    -------------       ----------    -------------
   Net increase ...................         179,452    $   1,977,133          145,257    $   1,510,204
                                         ==========    =============       ==========    =============

                                                              S&P 500 Index Fund
                                         -------------------------------------------------------------
                                                 Year Ended                       Year Ended
                                               August 31, 1998                  August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................       1,102,164    $  25,262,969          995,232    $  17,627,409
Shares issued in reinvestment
   distributions ..................         119,309        2,591,113          116,363        1,976,364
                                         ----------    -------------       ----------    -------------
                                          1,221,473       27,854,082        1,111,595       19,603,773
Shares repurchased ................        (624,706)     (14,182,566)        (475,659)      (8,427,979)
                                         ----------    -------------       ----------    -------------
   Net increase ...................         596,767    $  13,671,516          635,936    $  11,175,794
                                         ==========    =============       ==========    =============

                                                            S&P MidCap Index Fund
                                         -------------------------------------------------------------
                                                 Year Ended                       Year Ended
                                               August 31, 1998                  August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................         295,197    $   5,711,888          393,161    $   6,202,187
Shares issued in reinvestment of
   distributions ..................         207,684        3,706,528          135,895        2,070,573
                                         ----------    -------------       ----------    -------------
                                            502,881        9,418,416          529,056        8,272,760
Shares repurchased ................        (408,733)      (7,827,121)        (359,660)      (5,654,467)
                                         ----------    -------------       ----------    -------------
   Net increase ...................          94,148    $   1,591,295          169,396    $   2,618,293
                                         ==========    =============       ==========    =============

                 See accompanying notes to financial statements

                                                            S&P SmallCap Index Fund
                                         -------------------------------------------------------------
                                                                                October 2, 1996*
                                                 Year Ended                            to
                                               August 31, 1998                   August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................         562,478    $   7,251,518          527,577    $   5,546,419
Shares issued in reinvestment of
   distributions ..................          31,999          389,142            5,093           52,289
                                         ----------    -------------       ----------    -------------
                                            594,477        7,640,660          532,670        5,598,708
Shares repurchased ................        (242,139)      (2,978,648)         (48,460)        (504,399)
                                         ----------    -------------       ----------    -------------
   Net increase ...................         352,338    $   4,662,012          484,210    $   5,094,309
                                         ==========    =============       ==========    =============

                                                                Equity Income Fund
                                         -------------------------------------------------------------
                                                                               September 4, 1996*
                                                 Year Ended                            to
                                               August 31, 1998                   August 31, 1997
                                         ---------------------------       ---------------------------
                                           Shares          Value             Shares          Value
                                         ----------    -------------       ----------    -------------
Shares sold .......................         493,129    $   6,918,782          808,442    $   9,069,892
Shares issued in reinvestment of
   distributions ..................          44,457          592,174           15,282          172,099
                                         ----------    -------------       ----------    -------------
                                            537,586        7,510,956          823,724        9,241,991
Shares repurchased ................        (300,004)      (3,904,823)         (52,657)        (567,796)
                                         ----------    -------------       ----------    -------------
   Net increase ...................         237,582    $   3,606,133          771,067    $   8,674,195
                                         ==========    =============       ==========    =============

   *  Commencement of Operations

                 See accompanying notes to financial statements

                 (For a share outstanding throughout each year)

                                                            California Tax-Free Money Market Fund
                                             -----------------------------------------------------------------
                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                             August 31,    August 31,    August 31,    August 31,    August 31,
                                                1998          1997          1996          1995          1994
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year .......   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                             ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................       0.030         0.031         0.032         0.032         0.022
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................      (0.030)       (0.031)       (0.032)       (0.032)       (0.022)
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, end of year .............   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                             =========     =========     =========     =========     =========
Total Return .............................        3.09%         3.09%         3.26%         3.27%         2.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ....   $  88,236     $  92,818     $ 103,402     $  80,412     $  85,935
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ...        0.61%         0.61%         0.61%         0.66%         0.68%
         After expense reimbursements ....        0.40%         0.40%         0.40%         0.40%         0.35%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ...        2.77%         2.86%         2.90%         2.97%         1.83%
         After expense reimbursements ....        2.98%         3.07%         3.11%         3.23%         2.16%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                 California Tax-Free Income Fund
                                                -----------------------------------------------------------------
                                                Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                August 31,    August 31,    August 31,    August 31,    August 31,
                                                   1998          1997          1996          1995          1994
                                                ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ..........   $   12.86     $   12.31     $   12.22     $   12.17     $   13.39
                                                ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ....................        0.58          0.60          0.62          0.61          0.65
   Net gain (loss) on securities (both
      realized and unrealized) ..............        0.51          0.54          0.09          0.30         (0.92)
                                                ---------     ---------     ---------     ---------     ---------
         Total from investment operations ...        1.09          1.14          0.71          0.91         (0.27)
                                                ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ................................       (0.58)        (0.59)        (0.62)        (0.66)        (0.66)
   Distributions from capital gains .........       (0.19)         .---          .---         (0.20)        (0.29)
                                                ---------     ---------     ---------     ---------     ---------
         Total distributions ................       (0.77)        (0.59)        (0.62)        (0.86)        (0.95)
                                                ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ................   $   13.18     $   12.86     $   12.31     $   12.22     $   12.17
                                                =========     =========     =========     =========     =========

Total Return ................................        8.75%         9.48%         5.40%         8.01%        (2.15)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .......   $ 225,507     $ 212,198     $ 194,926     $ 196,046     $ 225,087
   Ratio of expenses to average net
       assets:
          Before expense reimbursements .....        0.61%         0.59%         0.60%         0.62%         0.60%
          After expense reimbursements ......        0.61%         0.59%         0.60%         0.62%         0.60%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements .....        4.47%         4.75%         4.96%         5.13%         5.09%
          After expense reimbursements ......        4.47%         4.75%         4.96%         5.13%         5.09%
   Portfolio Turnover .......................       20.95%        34.96%        10.34%        32.21%        31.27%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                             California Insured Intermediate Fund
                                              -----------------------------------------------------------------
                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              August 31,    August 31,    August 31,    August 31,    August 31,
                                                 1998          1997          1996          1995          1994
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ........   $   10.72     $   10.42     $   10.49     $   10.23     $   10.65
                                              ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................        0.44          0.45          0.46          0.44          0.44
   Net gain (loss) on securities (both
     realized and unrealized) .............        0.25          0.30         (0.07)         0.30         (0.42)
                                              ---------     ---------     ---------     ---------     ---------
        Total from investment operations ..        0.69          0.75          0.39          0.74          0.02
                                              ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................       (0.44)        (0.45)        (0.46)        (0.48)        (0.44)
   Distributions from capital gains .......       (0.05)           --            --            --            --
                                              ---------     ---------     ---------     ---------     ---------
         Total distributions ..............       (0.49)        (0.45)        (0.46)        (0.48)        (0.44)
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ..............   $   10.92     $   10.72     $   10.42     $   10.49     $   10.23
                                              =========     =========     =========     =========     =========

Total Return ..............................        6.64%         7.34%         3.75%         7.46%         0.23%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .....   $  23,572     $  24,390     $  24,207     $  23,515     $  21,800
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ...        0.70%         0.70%         0.70%         0.76%         0.88%
          After expense reimbursements ....        0.55%         0.55%         0.55%         0.60%         0.46%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ...        3.94%         4.12%         4.22%         4.19%         3.77%
          After expense reimbursements ....        4.09%         4.27%         4.37%         4.35%         4.19%
   Portfolio Turnover .....................       26.76%        32.11%        36.08%        43.56%         8.91%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                  U S Government Securities Fund
                                               -----------------------------------------------------------------
                                               Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               August 31,    August 31,    August 31,    August 31,    August 31,
                                                  1998          1997          1996          1995          1994
                                               ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year .........   $   10.38     $   10.15     $   10.66     $   10.30     $   11.76
                                               ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.59          0.64          0.66          0.70          0.67
   Net gain (loss) on securities (both
      realized and unrealized) .............        1.01          0.36         (0.51)         0.41         (1.40)
                                               ---------     ---------     ---------     ---------     ---------
         Total from investment operations ..        1.60          1.00          0.15          1.11         (0.73)
                                               ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.61)        (0.63)        (0.66)        (0.75)        (0.67)
   Distributions from capital gains ........       (0.07)        (0.14)         .---          .---         (0.06)
                                               ---------     ---------     ---------     ---------     ---------
         Total distributions ...............       (0.68)        (0.77)        (0.66)        (0.75)        (0.73)
                                               ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ...............   $   11.30     $   10.38     $   10.15     $   10.66     $   10.30
                                               =========     =========     =========     =========     =========

Total Return ...............................       15.88%        10.00%         1.26%        11.42%        (6.44)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ......   $  36,063     $  31,277     $  29,088     $  29,884     $  30,228
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.68%         0.69%         0.71%         0.75%         0.73%
          After expense reimbursements .....        0.65%         0.65%         0.65%         0.64%         0.62%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ....        5.46%         6.00%         6.10%         6.72%         5.99%
          After expense reimbursements .....        5.49%         6.04%         6.16%         6.83%         6.10%
   Portfolio Turnover ......................       65.27%       170.76%        89.11%       169.83%       129.06%

See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                             The United States Treasury Trust
                                             -----------------------------------------------------------------
                                             Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                             August 31,    August 31,    August 31,    August 31,    August 31,
                                                1998          1997          1996          1995          1994
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year .......   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                             ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income .................       0.051         0.048         0.050         0.050         0.031
   LESS DISTRIBUTIONS
   Dividends from net investment
      income .............................      (0.051)       (0.048)       (0.050)       (0.050)       (0.031)
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, end of year .............   $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                             =========     =========     =========     =========     =========

Total Return .............................        5.21%         4.92%         5.11%         5.10%         3.11%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ....   $  44,341     $ 104,509     $  37,903     $  29,797     $  19,268
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ..        0.64%         0.64%         0.66%         0.72%         0.75%
          After expense reimbursements ...        0.40%         0.40%         0.43%         0.50%         0.52%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ..        4.54%         4.58%         4.60%         4.75%         2.62%
          After expense reimbursements ...        4.78%         4.82%         4.83%         4.97%         2.85%

               See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                     S & P 500 Index Fund
                                              -----------------------------------------------------------------
                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              August 31,    August 31,    August 31,    August 31,    August 31,
                                                 1998          1997          1996          1995          1994
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ........   $   19.98     $   14.81     $   13.31     $   11.38     $   11.25
                                              ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................        0.36          0.38          0.36          0.39          0.30
   Net gain on securities (both
     realized and unrealized) .............        1.28          5.44          2.05          1.94          0.26
                                              ---------     ---------     ---------     ---------     ---------
        Total from investment operations ..        1.64          5.82          2.41          2.33          0.56
                                              ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................       (0.34)        (0.37)        (0.37)        (0.37)        (0.30)
   Distributions from capital gains .......       (0.38)        (0.28)        (0.54)        (0.03)        (0.13)
                                              ---------     ---------     ---------     ---------     ---------
         Total distributions ..............       (0.72)        (0.65)        (0.91)        (0.40)        (0.43)
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ..............   $   20.90     $   19.98     $   14.81     $   13.31     $   11.38
                                              =========     =========     =========     =========     =========

Total Return ..............................        8.14%        40.19%        18.63%        21.06%         5.17%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .....   $  87,621     $  71,860     $  43,849     $  21,800     $  14,830
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ...        0.40%         0.46%         0.57%         1.04%         1.01%
          After expense reimbursements ....        0.20%         0.20%         0.20%         0.20%         0.20%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements ...        1.48%         1.85%         2.13%         2.40%         1.95%
          After expense reimbursements ....        1.68%         2.11%         2.50%         3.24%         2.76%
   Portfolio Turnover .....................        1.82%         2.10%         1.87%         3.68%         1.22%

See accompanying notes to the financial statements

                 (For a share outstanding throughout each year)

                                                                    S&P MidCap Index Fund
                                              -----------------------------------------------------------------
                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              August 31,    August 31,    August 31,    August 31,    August 31,
                                                 1998          1997          1996          1995          1994
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year ........   $   18.57     $   14.45     $   13.82     $   12.21     $   12.23
                                              ---------     ---------     ---------     ---------     ---------
  INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................        0.23          0.22          0.24          0.26          0.22
   Net gain (loss) on securities (both
      realized and unrealized) ............       (1.76)         4.85          1.33          2.04          0.22
                                              ---------     ---------     ---------     ---------     ---------
         Total from investment operations .       (1.53)         5.07          1.57          2.30          0.44
                                              ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................       (0.23)        (0.22)        (0.25)        (0.25)        (0.22)
   Distributions from capital gains .......       (1.40)        (0.73)        (0.69)        (0.44)        (0.24)
                                              ---------     ---------     ---------     ---------     ---------
Total distributions .......................       (1.63)        (0.95)        (0.94)        (0.69)        (0.46)
                                              ---------     ---------     ---------     ---------     ---------
Net asset value, end of year ..............   $   15.41     $   18.57     $   14.45     $   13.82     $   12.21
                                              =========     =========     =========     =========     =========

Total Return ..............................       (9.37)%       36.63%        11.77%        20.24%         3.75%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .....   $  39,855     $  46,271     $  33,559     $  26,168     $  21,789
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ...        0.56%         0.61%         0.71%         0.80%         0.97%
          After expense reimbursements ....        0.40%         0.40%         0.40%         0.40%         0.40%
   Ratio of net investment income
       to average net assets:
          Before expense reimbursements ...        1.04%         1.19%         1.38%         1.70%         1.30%
          After expense reimbursements ....        1.20%         1.40%         1.69%         2.10%         1.87%
   Portfolio Turnover .....................       19.35%        17.80%        18.18%        11.71%        15.01%

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                      S&P SmallCap                        Equity
                                                       Index Fund                       Income Fund
                                              ----------------------------      ----------------------------
                                              Year Ended   October 2, 1996*     Year Ended  September 4, 1996*
                                              August 31,          to            August 31,          to
                                                 1998      August 31, 1997         1998      August 31, 1997
                                              ---------    ---------------      ---------    ---------------
Net asset value, beginning of period ......   $   12.25       $   10.00         $   12.64       $   10.00
                                              ---------       ---------         ---------       ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ..................        0.13            0.23              0.37            0.39
   Net gain (loss) on securities (both
      realized and unrealized) ............       (2.39)           2.22             (0.25)           2.84
                                              ---------       ---------         ---------       ---------
         Total from investment operations .       (2.26)           2.45              0.12            3.23
                                              ---------       ---------         ---------       ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ..............................       (0.14)          (0.20)            (0.37)          (0.32)
   Distributions from capital gains .......       (0.39)           .---             (0.41)          (0.27)
                                              ---------       ---------         ---------       ---------
Total distributions .......................       (0.53)          (0.20)            (0.78)          (0.59)
                                              ---------       ---------         ---------       ---------
Net asset value, end of period ............   $    9.46       $   12.25         $   11.98       $   12.64
                                              =========       =========         =========       =========

Total Return ..............................      (19.38)%         24.86%             0.46%          33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $   7,916       $   5,933         $  12,080       $   9,747
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ...        1.10%           2.32%**           0.91%           1.55%**
          After expense reimbursements ....        0.65%           0.65%**           0.78%           0.76%**
   Ratio of net investment income
       to average net assets:
          Before expense reimbursements ...        0.57%           0.27%**           2.56%           2.48%**
          After expense reimbursements ....        1.02%           1.94%**           2.69%           3.27%**
   Portfolio Turnover .....................       24.58%          19.99%            41.23%           2.80%

*   Commencement of Operations
**  Annualized

               See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 1998


Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows. California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund - seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&PSmallCap Index Fund - diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard &Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&PSmallCap Index Funds and the Equity Income Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a

                          CALIFORNIA INVESTMENT TRUST

                                August 31, 1998


futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $28,920 which expire as follows, $9,949 in 1999, $4,130 in 2000, $1,920 in 2003 and $12,921 in 2004.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and the Equity Income Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

          (g) Use of Estimates in Financial Statements - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund,

                          CALIFORNIA INVESTMENT TRUST

                                August 31, 1998

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund and Equity Income Fund, CCMreceives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of assets above $1 billion. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 1998, is as follows:

     California Tax-Free Money Market Fund ................        $213,549
     California Insured Intermediate Fund .................        $ 34,788
     U.S. Government Securities Fund ......................        $ 10,318
     The United States Treasury Trust .....................        $116,733
     S&P 500 Index Fund ...................................        $173,969
     S&P MidCap Index Fund ................................        $ 80,984
     S&PSmallCap IndexFund ................................        $ 43,596
     Equity Income Fund ...................................        $ 15,526

     CCM has retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund, subject to supervision by CCMand the Trust's Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. In the case of the S&P500Index Fund, CCM compensates the Sub-Advisor at an annual rate of 0.10% on net assets up to $50 million and 0.05% of net assets above $50 million. CCMcompensates the Sub-Advisor at a rate of 0.15%, 0.10%, and 0.10% of net assets for the Equity Income Fund, S&PMidCap Index Fund and the S&PSmallCap Index Fund, respectively.

     Certain officers and trustees of the Trust are also partners of CCM.

Note 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the year ended August 31, 1997 were as follows:

                                                  Purchases        Sales
                                                 -----------    -----------
     California Tax-Free Income Fund ........    $50,696,815    $43,155,181
     California Insured Intermediate Fund ...    $ 6,081,572    $ 7,205,297
     U.S. Government Securities Fund ........    $21,421,391    $23,073,594
     S&P 500 Index Fund .....................    $12,213,730    $ 1,436,468
     S&P Midcap Index Fund ..................    $ 8,685,331    $ 9,380,743
     S&PSmallCap IndexFund ..................    $ 5,888,064    $ 1,897,162
     Equity Income Fund .....................    $ 5,664,562    $ 3,176,611


For the year ended August 31, 1998, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund and the California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders. For the year ended August 31, 1998 99.9% of the distributions paid from net investment income of the California Tax-Free Income Fund qualifies as tax-exempt interest dividends to non-corporate shareholders.

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments, as of August 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&PSmallCap Index Fund and Equity Income Fund as of August 31, 1998, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                      Tait, Weller & Baker

                                                      Philadelphia, Pennsylvania
                                                      October 1, 1998

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

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund



U.S. Government Securities Fund

The United States Treasury Trust



S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund